Total
PFG American Funds Conservative Income Strategy Fund
FUND SUMMARY – PFG American Funds® Conservative Income Strategy Fund
Investment Objective:
The Fund seeks current income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG American Funds Conservative Income Strategy Fund PFG American Funds Conservative Income Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG American Funds Conservative Income Strategy Fund PFG American Funds Conservative Income Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.26%	[1]
Total Annual Fund Operating Expenses	2.31%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.25%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) brokerage fees and commissions, (ii) acquired fund fees and expenses, (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses ) do not exceed 1.99% of average daily net assets. This agreement may only be terminated by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG American Funds Conservative Income Strategy Fund | PFG American Funds Conservative Income Strategy Fund Class R Shares | USD ($)	228	703	1,205	2,585

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts for borrowing, in shares of mutual funds or exchange traded funds (“ETFs”) advised by Capital Research and Management Company (“Capital Research”), under normal market circumstances (“American Underlying Funds”). The balance of the Fund’s net assets will be invested in American Underlying Funds or mutual funds or ETFs managed by advisers other than Capital Research (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

In selecting American Underlying Funds or Other Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes Information provided by Capital Research, including data and analysis about the American Underlying Funds and Other Underlying Funds.

The Fund seeks to provide current income, while maintaining limited price volatility. Under normal market circumstances, the Fund invests more than half of its assets in American Underlying Funds or Other Underlying Funds that invest solely in fixed income securities. The fixed income securities generally consist of investment-grade bonds or bonds of intermediate or short maturities. The Fund considers bonds to be investment-grade if they are rated Baa3 or higher by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization, at the time of investment.

The balance of Fund assets will typically be invested in American Underlying Funds or Other Underlying Funds that utilize an asset allocation approach to investing, with a focus on investing in equity securities that pay dividends and in investment grade bonds. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in American Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific American Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve-month period, to a gain or a loss of less than 15%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 15% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in American Underlying Funds, Other Underlying Funds, and the securities held by American Underlying Funds and Other Underlying Funds.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an American Underlying Fund or Other Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by American Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by an American Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by an American Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. An American Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular American Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of American Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Portfolio Turnover Risk. As a Fund principally investing in American Underlying Funds and Other Underlying Funds, higher portfolio turnover within the American Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the American Underlying Funds and Other Underlying Funds. Similarly , a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in American Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the American Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the American Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in American Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Stock Risk. The Fund’s investments in American Underlying Funds and Other Underlying Funds may expose the Fund to risks involved in investing in small capitalization companies. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. In addition, small capitalization companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

●	Underlying Funds Risk. American Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the American Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the American Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in American Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2023	5.58%
Worst Quarter:	2nd Quarter 2022	(5.24)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was 0.86%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - PFG American Funds Conservative Income Strategy Fund		Label	1 Year	Since Inception	Inception Date
PFG American Funds Conservative Income Strategy Fund Class R Shares		Return before taxes	4.08%	0.35%	May 01, 2020
PFG American Funds Conservative Income Strategy Fund Class R Shares | Return after taxes on distributions	[1]		3.24%	(0.32%)
PFG American Funds Conservative Income Strategy Fund Class R Shares | Return after taxes on distributions and sale of Fund shares	[1]		2.48%	0.13%
Morningstar Conservative Target Risk Index (Total Return)	[2]		7.74%	1.48%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 20% global equity exposure and 80% global bond exposure. Investors cannot invest directly in an index.

PFG American Funds Conservative Income Strategy Fund | Equity Risk [Member]
●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an American Underlying Fund or Other Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by American Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG American Funds Conservative Income Strategy Fund | ETF Risk [Member]
●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG American Funds Conservative Income Strategy Fund | Fixed Income Securities Risk [Member]
●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by an American Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by an American Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

PFG American Funds Conservative Income Strategy Fund | Foreign Risk [Member]
●	Foreign Risk. An American Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG American Funds Conservative Income Strategy Fund | Management Risk [Member]
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular American Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of American Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

PFG American Funds Conservative Income Strategy Fund | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG American Funds Conservative Income Strategy Fund | Medium Capitalization Stock Risk [Member]
●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG American Funds Conservative Income Strategy Fund | Mortgage and Asset-Backed Security Risk [Member]
●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

PFG American Funds Conservative Income Strategy Fund | Portfolio Turnover Risk [Member]
●	Portfolio Turnover Risk. As a Fund principally investing in American Underlying Funds and Other Underlying Funds, higher portfolio turnover within the American Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the American Underlying Funds and Other Underlying Funds. Similarly , a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

PFG American Funds Conservative Income Strategy Fund | RiskPro Risk [Member]
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in American Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the American Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the American Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG American Funds Conservative Income Strategy Fund | Sector Risk [Member]
●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in American Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG American Funds Conservative Income Strategy Fund | Small Capitalization Stock Risk [Member]
●	Small Capitalization Stock Risk. The Fund’s investments in American Underlying Funds and Other Underlying Funds may expose the Fund to risks involved in investing in small capitalization companies. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. In addition, small capitalization companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

PFG American Funds Conservative Income Strategy Fund | Underlying Funds Risk [Member]
●	Underlying Funds Risk. American Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the American Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the American Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in American Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG American Funds Growth Strategy Fund
FUND SUMMARY – PFG American Funds® Growth Strategy Fund
Investment Objective:
The Fund seeks capital growth.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG American Funds Growth Strategy Fund PFG American Funds Growth Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG American Funds Growth Strategy Fund PFG American Funds Growth Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.38%	[1]
Total Annual Fund Operating Expenses	2.43%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.37%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC , the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) brokerage fees and commissions, (ii) acquired fund fees and expenses, (iii) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vii) extraordinary expenses, such as litigation expenses) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG American Funds Growth Strategy Fund | PFG American Funds Growth Strategy Fund Class R Shares | USD ($)	240	739	1,265	2,706

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts for borrowing, in shares of mutual funds or exchange traded funds (“ETFs”) that are managed by Capital Research and Management (“Capital Research”), under normal circumstances (“American Underlying Funds”). The balance of the Fund’s net assets will be invested in American Underlying Funds or mutual funds or ETFs managed by advisers other than Capital Research (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

In selecting American Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Capital Research, including data and analysis about the American Underlying Funds and Other Underlying Funds.

The Fund pursues a strategy of long-term growth, by investing in American Underlying Funds and Other Underlying Funds that invest primarily in U.S. equity securities of any market capitalization. The Fund also invests in American Underlying Funds and Other Underlying Funds that invest in both U.S. and foreign equity securities.

Under normal market circumstances, the Fund invests approximately 50% of its assets in American Underlying Funds and Other Underlying Funds that invest solely in U.S. equity securities, with a focus on companies with sound fundamentals, indicative of long-term growth, as well as in potential turnaround situations. The balance of Fund assets will typically be invested in American Underlying Funds and Other Underlying Funds that focus on both U.S. and foreign equities which appear to be undervalued or overlooked, with the potential for long term growth, along with a portion of investments in smaller cap stocks that are expected to grow. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in American Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific American Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed gain or loss of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund principally through its investments in American Underlying Funds, Other Underlying Funds, and the securities held by those funds.

●	Emerging Markets Risk. An American Underlying Fund or Other Underlying Funds may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an American Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by American Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Foreign Risk. An American Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Large Capitalization Stock Risk. The Fund’s investments in the American Underlying Funds or Other Underlying Funds may expose the Fund to risks involved with investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, American Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of American Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in an American Underlying Fund’s or other underlying fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Portfolio Turnover Risk. As a Fund principally investing in American Underlying Funds and Other Underlying Funds, higher portfolio turnover within the American Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the American Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in American Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the American Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the American Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in American Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. American Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the American Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the American Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in American Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2023	13.09%
Worst Quarter:	2nd Quarter 2022	(19.61)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was 11.52%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - PFG American Funds Growth Strategy Fund		Label	1 Year	Since Inception	Inception Date
PFG American Funds Growth Strategy Fund Class R Shares		Return before taxes	26.65%	10.17%	May 01, 2020
PFG American Funds Growth Strategy Fund Class R Shares | Return after taxes on distributions	[1]		26.54%	8.39%
PFG American Funds Growth Strategy Fund Class R Shares | Return after taxes on distributions and sale of Fund shares	[1]		15.86%	7.79%
Morningstar Aggressive Target Risk Index (Total Return)	[2]		18.30%	13.37%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.

PFG American Funds Growth Strategy Fund | Equity Risk [Member]
●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an American Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by American Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG American Funds Growth Strategy Fund | ETF Risk [Member]
●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG American Funds Growth Strategy Fund | Foreign Risk [Member]
●	Foreign Risk. An American Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG American Funds Growth Strategy Fund | Management Risk [Member]
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, American Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of American Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

PFG American Funds Growth Strategy Fund | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in an American Underlying Fund’s or other underlying fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG American Funds Growth Strategy Fund | Medium Capitalization Stock Risk [Member]
●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG American Funds Growth Strategy Fund | Portfolio Turnover Risk [Member]
●	Portfolio Turnover Risk. As a Fund principally investing in American Underlying Funds and Other Underlying Funds, higher portfolio turnover within the American Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the American Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

PFG American Funds Growth Strategy Fund | RiskPro Risk [Member]
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in American Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the American Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the American Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG American Funds Growth Strategy Fund | Sector Risk [Member]
●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in American Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG American Funds Growth Strategy Fund | Small Capitalization Stock Risk [Member]
●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG American Funds Growth Strategy Fund | Underlying Funds Risk [Member]
●	Underlying Funds Risk. American Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the American Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the American Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in American Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG American Funds Growth Strategy Fund | Emerging Markets Risk [Member]
●	Emerging Markets Risk. An American Underlying Fund or Other Underlying Funds may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

PFG American Funds Growth Strategy Fund | Large Capitalization Stock Risk [Member]
●	Large Capitalization Stock Risk. The Fund’s investments in the American Underlying Funds or Other Underlying Funds may expose the Fund to risks involved with investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG Fidelity Institutional AM® Equity Index Strategy Fund
FUND SUMMARY – PFG Fidelity Institutional AM® Equity Index Strategy Fund
Investment Objective:
The Fund seeks total return.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Fidelity Institutional AM® Equity Index Strategy Fund PFG Fidelity Institutional AM® Equity Index Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Fidelity Institutional AM® Equity Index Strategy Fund PFG Fidelity Institutional AM® Equity Index Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	2.08%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.02%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) brokerage fees and commissions, (ii) acquired fund fees and expenses, (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Fidelity Institutional AM® Equity Index Strategy Fund | PFG Fidelity Institutional AM® Equity Index Strategy Fund Class R Shares | USD ($)	205	634	1,088	2,348

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies:

The Fund, under normal circumstances, will invest at least 80% of its net assets, plus any amounts of borrowing, in Fidelity® mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”). The balance of the Fund’s net assets will be invested in Fidelity Underlying Funds or mutual funds or exchange traded funds (“ETFs”) managed by advisers other than Fidelity (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Fidelity Underlying Funds and Other Underlying Funds that invest primarily in U.S. equity securities of varying market capitalizations. The Fund operates as a fund of funds.

In selecting Fidelity Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) considers data and analysis regarding a model portfolio of Fidelity Underlying Funds and, at times, Other Underlying Funds, provided by Fidelity Institutional Wealth Adviser LLC, which uses the brand name of Fidelity Institutional AM®. The Adviser is solely responsible for selecting the Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests. No Fidelity entity is an investment adviser or sub-adviser to the Fund.

To achieve the Fund’s objective, the Adviser intends to focus on Fidelity Underlying Funds and Other Underlying Funds that invest in equity indices that the Adviser believes will produce enhanced risk-adjusted returns, in light of market circumstances. The Adviser intends to invest in Fidelity Underlying Funds and Other Underlying Funds that are passively managed and that are designed to track a specific equity index. Equity indices will include those that are focused on specific market capitalizations, specific investment styles (for example, growth or value), or limits on expected volatility. There are no restrictions on the type of equity index that the Adviser may choose to invest in. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Fidelity Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Fidelity Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a gain or loss of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The principal investment risks to the Fund will result from the investment risks of the Fidelity Underlying Funds or Other Underlying Funds. For this Fund, the principal risks include the Adviser’s judgment of the appropriate equity indices to invest in, at any particular time. In addition, as a Fund investing over 80% of net assets in underlying funds that invest primarily in equity securities, the risks of investing in equity securities, as described below, present an additional principal investment risk for this Fund. In summary, the following risks apply to the Fund through its investments in Fidelity Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Emerging Markets Risk. A Fidelity Underlying Fund or Other Underlying Funds may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Fidelity Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Fidelity Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risk. The Fund invests 80% of its assets in the Underlying ETFs and as a result is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may not be developed or maintained. If the Invesco Underlying Funds’ or Other Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Invesco Underlying Funds’ or Other Underlying Funds’ shares may, in turn, lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Invesco Underlying Funds or Other Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Invesco Underlying Funds or Other Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of an Invesco Underlying Funds’ or Other Underlying Funds’ underlying securities trade in a market that is closed when the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Invesco Underlying Funds’ or Other Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

●	Foreign Risk. A Fidelity Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Index Risk. The Fidelity Underlying Funds in which the Fund invests may track an underlying index. The performance of each Fidelity Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Fidelity Underlying Fund. Any variance in performance between the respective Fidelity Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Management Risk. The Advisers’ judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including the particular Fidelity Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results. In addition, research regarding asset allocation models comprised of Fidelity Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fidelity Underlying Fund’s or other underlying fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. The Fidelity Underlying Funds and Other Underlying Funds are not actively managed, and the investment adviser of an Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Fidelity Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Fidelity Underlying Funds or Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Fidelity Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Fidelity Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the Fidelity Underlying Funds and Other Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2023	10.74%
Worst Quarter:	2nd Quarter 2022	(15.54)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was 9.83%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - PFG Fidelity Institutional AM® Equity Index Strategy Fund		Label	1 Year	Since Inception	Inception Date
PFG Fidelity Institutional AM® Equity Index Strategy Fund Class R Shares		Return before taxes	19.35%	11.99%	May 01, 2020
PFG Fidelity Institutional AM® Equity Index Strategy Fund Class R Shares | Return after taxes on distributions	[1]		18.29%	10.80%
PFG Fidelity Institutional AM® Equity Index Strategy Fund Class R Shares | Return after taxes on distributions and sale of Fund shares	[1]		12.12%	9.28%
Morningstar Aggressive Target Risk Index (Total Return)	[2]		18.30%	13.37%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | Equity Risk [Member]
●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Fidelity Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Fidelity Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | ETF Risk [Member]
●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | Foreign Risk [Member]
●	Foreign Risk. A Fidelity Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | Management Risk [Member]
●	Management Risk. The Advisers’ judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including the particular Fidelity Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results. In addition, research regarding asset allocation models comprised of Fidelity Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fidelity Underlying Fund’s or other underlying fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | Medium Capitalization Stock Risk [Member]
●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | Portfolio Turnover Risk [Member]
●	Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Fidelity Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Fidelity Underlying Funds or Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | RiskPro Risk [Member]
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Fidelity Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | Sector Risk [Member]
●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Fidelity Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | Small Capitalization Stock Risk [Member]
●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | Underlying Funds Risk [Member]
●	Underlying Funds Risk. Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the Fidelity Underlying Funds and Other Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | Emerging Markets Risk [Member]
●	Emerging Markets Risk. A Fidelity Underlying Fund or Other Underlying Funds may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | ETF Structure Risk [Member]
●	ETF Structure Risk. The Fund invests 80% of its assets in the Underlying ETFs and as a result is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may not be developed or maintained. If the Invesco Underlying Funds’ or Other Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Invesco Underlying Funds’ or Other Underlying Funds’ shares may, in turn, lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Invesco Underlying Funds or Other Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Invesco Underlying Funds or Other Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of an Invesco Underlying Funds’ or Other Underlying Funds’ underlying securities trade in a market that is closed when the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Invesco Underlying Funds’ or Other Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | Trading Issues [Member]
○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may not be developed or maintained. If the Invesco Underlying Funds’ or Other Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | Liquidity Risk [Member]
○	Liquidity Risk. In stressed market conditions, the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Invesco Underlying Funds’ or Other Underlying Funds’ shares may, in turn, lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | Cash Transaction Risk [Member]
○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Invesco Underlying Funds or Other Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Invesco Underlying Funds or Other Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | Market Price Variance Risk [Member]
○	Market Price Variance Risk. When all or a portion of an Invesco Underlying Funds’ or Other Underlying Funds’ underlying securities trade in a market that is closed when the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Invesco Underlying Funds’ or Other Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | Index Risk [Member]
●	Index Risk. The Fidelity Underlying Funds in which the Fund invests may track an underlying index. The performance of each Fidelity Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Fidelity Underlying Fund. Any variance in performance between the respective Fidelity Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

PFG Fidelity Institutional AM® Equity Index Strategy Fund | Passive Investment Risk [Member]
●	Passive Investment Risk. The Fidelity Underlying Funds and Other Underlying Funds are not actively managed, and the investment adviser of an Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund
FUND SUMMARY – PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Fidelity Institutional AM® Equity Sector Strategy Fund PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Fidelity Institutional AM® Equity Sector Strategy Fund PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.33%	[1]
Total Annual Fund Operating Expenses	2.38%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.32%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) brokerage fees and commissions, (ii) acquired fund fees and expenses, (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Fidelity Institutional AM® Equity Sector Strategy Fund | PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class R Shares | USD ($)	235	724	1,240	2,656

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies:

The Fund, under normal circumstances, will invest at least 80% of its net assets, plus any amounts of borrowing, in Fidelity® mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”). The balance of the Fund’s net assets will be invested in Fidelity Underlying Funds or mutual funds or exchange traded funds (“ETFs”) managed by advisers other than Fidelity (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Fidelity Underlying Funds and Other Underlying Funds that invest primarily in U.S. equity securities of varying market capitalizations. The Fund operates as a fund of funds.

In selecting Fidelity Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) considers data and analysis regarding a model portfolio of Fidelity Underlying Funds and, at times, Other Underlying Funds, provided by Fidelity Institutional Wealth Adviser LLC, which uses the brand name of Fidelity Institutional AM®. The Adviser is solely responsible for selecting the Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests. No Fidelity entity is an investment adviser or sub-adviser to the Fund.

To achieve the Fund’s objective, the Adviser intends to focus on changes in the business cycle, or shifts in the economy, over an intermediate period of time. Based on the Adviser’s assessment of the different stages of a business cycle, the Fund intends to invest in Fidelity Underlying Funds or Other Underlying Funds that focus on business sectors that have historically performed well, during a specific stage of a business cycle. The Fund will invest in Fidelity Underlying Funds or Other Underlying Funds that include actively managed funds and passive funds (including index funds and exchange traded funds).

The Fund’s business cycle approach to sector investing uses various forms of analysis to determine the shifting phases of the economy. After a shift in the economy takes place, this analysis then provides a framework for allocating to sectors according to the likelihood that they will outperform or underperform, given the new economic environment.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Fidelity Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Fidelity Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The principal investment risks to the Fund will result from the investment risks of the Fidelity Underlying Funds or Other Underlying Funds. For this Fund, the principal risks include the Adviser’s judgment of the different stages of a business cycle and the Adviser’s judgment of which business sectors are likely to perform during different stages of a business cycle. In addition, as a Fund investing over 80% of net assets in Fidelity Underlying Funds or Other Underlying Funds that invest primarily in equity securities, the risks of investing in equity securities, as described below, present an additional principal investment risk for this Fund. In summary, the following risks apply to the Fund through its investments in Fidelity Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by Fidelity Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Fidelity Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risk. The Fund invests 80% of its assets in the Underlying ETFs and as a result is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may not be developed or maintained. If the Invesco Underlying Funds’ or Other Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Invesco Underlying Funds’ or Other Underlying Funds’ shares may, in turn, lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Invesco Underlying Funds or Other Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Invesco Underlying Funds or Other Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of an Invesco Underlying Funds’ or Other Underlying Funds’ underlying securities trade in a market that is closed when the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Invesco Underlying Funds’ or Other Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

●	Index Risk. The Fidelity Underlying Funds in which the Fund invests may track an underlying index. The performance of each Fidelity Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Fidelity Underlying Fund. Any variance in performance between the respective Fidelity Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in Fidelity Underlying Funds or Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, Fidelity Underlying Funds, Other Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Fidelity Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fidelity Underlying Fund’s or other underlying fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. For the Fidelity Underlying Funds or Other Underlying Funds that are not actively managed, the investment adviser of a passive Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Fidelity Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Fidelity Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition. as a Fund investing in Fidelity Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Fidelity Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the by Fidelity Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2021	12.89%
Worst Quarter:	2nd Quarter 2022	(14.24)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was 9.95%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - PFG Fidelity Institutional AM® Equity Sector Strategy Fund		Label	1 Year	Since Inception	Inception Date
PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class R Shares		Return before taxes	18.01%	14.30%	May 01, 2020
PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class R Shares | Return after taxes on distributions	[1]		17.36%	12.03%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class R Shares | Return after taxes on distributions and sale of Fund shares	[1]		11.14%	10.62%
Morningstar Aggressive Target Risk Index (Total Return)	[2]		18.30%	13.37%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Equity Risk [Member]
●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by Fidelity Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Fidelity Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | ETF Risk [Member]
●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Management Risk [Member]
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, Fidelity Underlying Funds, Other Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Fidelity Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fidelity Underlying Fund’s or other underlying fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Medium Capitalization Stock Risk [Member]
●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Portfolio Turnover Risk [Member]
●	Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Fidelity Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Fidelity Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | RiskPro Risk [Member]
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition. as a Fund investing in Fidelity Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Sector Risk [Member]
●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Fidelity Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Small Capitalization Stock Risk [Member]
●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Underlying Funds Risk [Member]
●	Underlying Funds Risk. Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the by Fidelity Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Large Capitalization Stock Risk [Member]
●	Large Capitalization Stock Risk. The Fund’s investments in Fidelity Underlying Funds or Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | ETF Structure Risk [Member]
●	ETF Structure Risk. The Fund invests 80% of its assets in the Underlying ETFs and as a result is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may not be developed or maintained. If the Invesco Underlying Funds’ or Other Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Invesco Underlying Funds’ or Other Underlying Funds’ shares may, in turn, lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Invesco Underlying Funds or Other Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Invesco Underlying Funds or Other Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of an Invesco Underlying Funds’ or Other Underlying Funds’ underlying securities trade in a market that is closed when the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Invesco Underlying Funds’ or Other Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Trading Issues [Member]
○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may not be developed or maintained. If the Invesco Underlying Funds’ or Other Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Liquidity Risk [Member]
○	Liquidity Risk. In stressed market conditions, the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Invesco Underlying Funds’ or Other Underlying Funds’ shares may, in turn, lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Cash Transaction Risk [Member]
○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Invesco Underlying Funds or Other Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Invesco Underlying Funds or Other Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Market Price Variance Risk [Member]
○	Market Price Variance Risk. When all or a portion of an Invesco Underlying Funds’ or Other Underlying Funds’ underlying securities trade in a market that is closed when the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Invesco Underlying Funds’ or Other Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Index Risk [Member]
●	Index Risk. The Fidelity Underlying Funds in which the Fund invests may track an underlying index. The performance of each Fidelity Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Fidelity Underlying Fund. Any variance in performance between the respective Fidelity Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Passive Investment Risk [Member]
●	Passive Investment Risk. For the Fidelity Underlying Funds or Other Underlying Funds that are not actively managed, the investment adviser of a passive Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund | Real Estate Securities Risk [Member]
●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund
FUND SUMMARY – PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund
Investment Objective:
The Fund seeks current income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.32%	[1]
Total Annual Fund Operating Expenses	2.37%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.31%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any , (i) brokerage fees and commissions, (ii) acquired fund fees and expenses, (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund Class R Shares | USD ($)	234	721	1,235	2,646

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies:

The Fund, under normal circumstances, will invest at least 80% of its net assets, (defined as net assets plus the amount of any borrowing for investment purposes) in Fidelity® mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”). The balance of the Fund’s net assets will be invested in Fidelity Underlying Funds or mutual funds or exchange traded funds (“ETFs”) managed by advisers other than Fidelity (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Fidelity Underlying Funds and Other Underlying Funds that invest primarily in fixed-income securities, under normal circumstances.. Fixed income securities shall consist of U.S. dollar denominated fixed income securities issued by domestic and foreign corporations and government entities of any investment grade, including high yield bonds (also known as “junk bonds”), asset-backed, and mortgage-backed securities. The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). The Fund operates as a fund of funds.

In selecting Fidelity Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) considers data and analysis regarding a model portfolio of Fidelity Underlying Funds and at times, Other Underlying Funds provided by Fidelity Institutional Wealth Adviser LLC, which uses the brand name of Fidelity Institutional AM®. The Adviser is solely responsible for selecting the Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests. No Fidelity entity is an investment adviser or sub-adviser to the Fund.

The objective of the Fund is to outperform its benchmark over a full market cycle. The strategy intends to generate these returns through asset allocation and selection of Underlying Funds, both of which are updated quarterly. Allocation changes are largely driven by updates to each Underlying Fund’s relative attractiveness and risk characteristics. The Fund’s portfolio will aim to have duration similar to the Bloomberg U.S. Aggregate Bond Index. As of May 31, 2024, the duration for the Index was (1.64)%. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates. The maximum amount that the Fund can hold in below investment grade securities (also known as “junk bonds”) is 25%. The Fund will invest across fixed income sectors and across various exposures to duration and credit quality.

In determining the Fund’s asset allocation, the Adviser considers information provided by Fidelity’s Fixed Income Division, which in turn utilizes alpha forecasts to help identify active and passive Underlying Funds within the fund universe to minimize tracking error and that have higher estimated alpha. “Tracking error” is defined by the risk of an investment portfolio that is due to active management and indicates how closely a portfolio follows the index to which it is benchmarked. A tracking error of 0 means that the investment portfolio is tracking at 100% to the index which it is benchmarked. The Fund’s benchmark index is the Bloomberg U.S. Aggregate Bond Index. “Alpha” refers to a particular investment’s return relative to the overall market or benchmark index. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in the Fidelity Underlying Funds or Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Fidelity Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve-month period, to a gain or a loss of less than 13%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 13% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in the Fidelity Underlying Funds and Other Underlying Funds and the securities held by such Underlying Funds.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Fidelity Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a Fidelity Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A Fidelity Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a Fidelity Underlying Fund’s or Other Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a Fidelity Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Index Risk. The Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests may track an underlying index. The performance of each Fidelity Underlying Fund and Other Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Fidelity Underlying Fund or Other Underlying Fund. Any variance in performance between the respective Fidelity Underlying Fund or Other Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, Fidelity Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Fidelity Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fidelity Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Passive Investment Risk. The Fidleity Underlying Funds and Other Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and Fidelity generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Fidelity Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Fidelity Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Fidelity Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Fidelity Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Underlying Funds Risk. Fidelity Underlying Funds and Other Underlying Fund in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Fidelity Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance prior to July 10, 2023 reflects the use of the Fund’s prior investment strategy. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2023	6.90%
Worst Quarter:	1st Quarter 2022	(5.84)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was (0.68)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund		Label	1 Year	Since Inception	Inception Date
PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund Class R Shares		Return before taxes	4.15%	(5.05%)	Oct. 29, 2021
PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund Class R Shares | Return after taxes on distributions	[1]		3.60%	(5.32%)
PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund Class R Shares | Return after taxes on distributions and sale of Fund shares	[1]		2.46%	(3.93%)
Bloomberg U.S. Aggregate Bond Index	[2]		5.53%	(3.84%)
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | ETF Risk [Member]
●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | Fixed Income Securities Risk [Member]
●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Fidelity Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a Fidelity Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | Foreign Risk [Member]
●	Foreign Risk. A Fidelity Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | Management Risk [Member]
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, Fidelity Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Fidelity Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fidelity Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | Mortgage and Asset-Backed Security Risk [Member]
●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | Portfolio Turnover Risk [Member]
●	Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Fidelity Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Fidelity Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | RiskPro Risk [Member]
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Fidelity Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | Sector Risk [Member]
●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Fidelity Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | Underlying Funds Risk [Member]
●	Underlying Funds Risk. Fidelity Underlying Funds and Other Underlying Fund in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Fidelity Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | Index Risk [Member]
●	Index Risk. The Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests may track an underlying index. The performance of each Fidelity Underlying Fund and Other Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Fidelity Underlying Fund or Other Underlying Fund. Any variance in performance between the respective Fidelity Underlying Fund or Other Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | Passive Investment Risk [Member]
●	Passive Investment Risk. The Fidleity Underlying Funds and Other Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and Fidelity generally does not attempt to take defensive positions under any market conditions, including declining markets.

PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | High Yield Bond Risk [Member]
●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a Fidelity Underlying Fund’s or Other Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a Fidelity Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

PFG JPMorgan® Tactical Aggressive Strategy Fund
FUND SUMMARY – PFG JP Morgan® Tactical Aggressive Strategy Fund
Investment Objective:
The Fund seeks aggressive growth.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG JPMorgan® Tactical Aggressive Strategy Fund PFG JPMorgan® Tactical Aggressive Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG JPMorgan® Tactical Aggressive Strategy Fund PFG JPMorgan® Tactical Aggressive Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.36%	[1]
Total Annual Fund Operating Expenses	2.41%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.35%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any , (i) brokerage fees and commissions, (ii) acquired fund fees and expenses, (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG JPMorgan® Tactical Aggressive Strategy Fund | PFG JPMorgan® Tactical Aggressive Strategy Fund Class R | USD ($)	238	733	1,255	2,686

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds or exchange-traded funds (“ETFs”) advised by J.P. Morgan® Investment Management Inc. (“JP Morgan®”), under normal market circumstances (“JP Morgan® Underlying Funds”). The balance of the Fund’s net assets will be invested in JP Morgan® Underlying Funds or mutual funds or ETFs managed by advisers other than JP Morgan® (“Other Underlying Funds”), under normal market circumstances The Fund operates as a fund of funds.

In selecting JP Morgan® Underlying Funds or Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by JP Morgan®, including data and analysis about the JP Morgan® Underlying Funds and Other Underlying Funds.

The Fund intends to invest approximately 50-70% of the Fund’s assets in JP Morgan® Underlying Funds or Other Underlying Funds that invest primarily in U.S. equity securities of any capitalization. In addition, the Fund intends to invest approximately 30-50% of the Fund’s assets in JP Morgan® Underlying Funds or Other Underlying Funds that invest primarily in international developed and emerging markets equity securities of any capitalization. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in JP Morgan® Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific JP Morgan Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in by JP Morgan® Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

●	Emerging Markets Risk. A JP Morgan® Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a JP Morgan® Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by JP Morgan® Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a JP Morgan® Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a JP Morgan® Underlying Fund or other underlying fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A JP Morgan® Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a by JP Morgan® Underlying Fund’s or Other Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a JP Morgan® Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in JP Morgan® Underlying Funds and Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Funds invests, including particular JP Morgan® Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of JP Morgan® Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a JP Morgan® Underlying Fund’s or other underlying fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. For the JP Morgan® Underlying Funds or Other Underlying Funds that are not actively managed, the investment adviser of a passive Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in JP Morgan® Underlying Funds and Other Underlying Funds, higher portfolio turnover within the JP Morgan® Underlying Funds will result in higher transactional and brokerage costs for the JP Morgan® Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund Shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in JP Morgan® Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the JP Morgan® Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the by JP Morgan® Underlying Funds and Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in JP Morgan® Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. The JP Morgan® Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the JP Morgan® Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the JP Morgan® Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in JP Morgan® Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	2nd Quarter 2020	19.98%
Worst Quarter:	1st Quarter 2020	(24.39)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was 10.76%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - PFG JPMorgan® Tactical Aggressive Strategy Fund		Label	1 Year	5 Years	Since Inception	Inception Date
PFG JPMorgan® Tactical Aggressive Strategy Fund Class R		Return before taxes	18.85%	9.64%	6.05%	Dec. 11, 2017
PFG JPMorgan® Tactical Aggressive Strategy Fund Class R | Return after taxes on distributions	[1]		18.85%	9.08%	5.45%
PFG JPMorgan® Tactical Aggressive Strategy Fund Class R | Return after taxes on distributions and sale of Fund shares	[1]		11.16%	7.61%	4.68%
Morningstar Aggressive Target Risk Index (Total Return)	[2]		18.30%	10.72%	7.50%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.

PFG JPMorgan® Tactical Aggressive Strategy Fund | Equity Risk [Member]
●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a JP Morgan® Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by JP Morgan® Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG JPMorgan® Tactical Aggressive Strategy Fund | ETF Risk [Member]
●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG JPMorgan® Tactical Aggressive Strategy Fund | Fixed Income Securities Risk [Member]
●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a JP Morgan® Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a JP Morgan® Underlying Fund or other underlying fund. As a result, for the present, interest rate risk may be heightened.

PFG JPMorgan® Tactical Aggressive Strategy Fund | Foreign Risk [Member]
●	Foreign Risk. A JP Morgan® Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG JPMorgan® Tactical Aggressive Strategy Fund | Management Risk [Member]
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Funds invests, including particular JP Morgan® Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of JP Morgan® Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

PFG JPMorgan® Tactical Aggressive Strategy Fund | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a JP Morgan® Underlying Fund’s or other underlying fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG JPMorgan® Tactical Aggressive Strategy Fund | Medium Capitalization Stock Risk [Member]
●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG JPMorgan® Tactical Aggressive Strategy Fund | Portfolio Turnover Risk [Member]
●	Portfolio Turnover Risk. As a Fund principally investing in JP Morgan® Underlying Funds and Other Underlying Funds, higher portfolio turnover within the JP Morgan® Underlying Funds will result in higher transactional and brokerage costs for the JP Morgan® Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund Shares are held in a taxable account.

PFG JPMorgan® Tactical Aggressive Strategy Fund | RiskPro Risk [Member]
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in JP Morgan® Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the JP Morgan® Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the by JP Morgan® Underlying Funds and Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG JPMorgan® Tactical Aggressive Strategy Fund | Sector Risk [Member]
●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in JP Morgan® Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG JPMorgan® Tactical Aggressive Strategy Fund | Small Capitalization Stock Risk [Member]
●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG JPMorgan® Tactical Aggressive Strategy Fund | Underlying Funds Risk [Member]
●	Underlying Funds Risk. The JP Morgan® Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the JP Morgan® Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the JP Morgan® Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in JP Morgan® Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG JPMorgan® Tactical Aggressive Strategy Fund | Emerging Markets Risk [Member]
●	Emerging Markets Risk. A JP Morgan® Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

PFG JPMorgan® Tactical Aggressive Strategy Fund | Large Capitalization Stock Risk [Member]
●	Large Capitalization Stock Risk. The Fund’s investments in JP Morgan® Underlying Funds and Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG JPMorgan® Tactical Aggressive Strategy Fund | Passive Investment Risk [Member]
●	Passive Investment Risk. For the JP Morgan® Underlying Funds or Other Underlying Funds that are not actively managed, the investment adviser of a passive Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

PFG JPMorgan® Tactical Aggressive Strategy Fund | High Yield Bond Risk [Member]
●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a by JP Morgan® Underlying Fund’s or Other Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a JP Morgan® Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

PFG JPMorgan® Tactical Aggressive Strategy Fund | Aggressive Strategy Risk [Member]
●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

PFG JPMorgan® Tactical Moderate Strategy Fund
FUND SUMMARY – PFG JP Morgan® Tactical Moderate Strategy Fund
Investment Objective:
The Fund’s primary objective is capital appreciation
with a secondary objective of income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG JPMorgan® Tactical Moderate Strategy Fund PFG JPMorgan® Tactical Moderate Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG JPMorgan® Tactical Moderate Strategy Fund PFG JPMorgan® Tactical Moderate Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.29%	[1]
Total Annual Fund Operating Expenses	2.34%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.28%
[1]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) brokerage fees and commissions, (ii) acquired fund fees and expenses, (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG JPMorgan® Tactical Moderate Strategy Fund | PFG JPMorgan® Tactical Moderate Strategy Fund Class R | USD ($)	231	712	1,220	2,615

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds or exchange-traded funds (“ETFs) advised by J.P. Morgan® Investment Management Inc. (“JP Morgan®”), under normal market circumstances (“JP Morgan® Underlying Funds”). The balance of the Fund’s net assets will be invested in JP Morgan® Underlying Funds or mutual funds or ETFs managed by advisers other than JP Morgan® (“Other Underlying Funds”), under normal market circumstances. Each JP Morgan® Underlying Fund and Other Underlying Fund invests primarily in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets. The Fund operates as a fund of funds.

In selecting JP Morgan® Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by JP Morgan®, including data and analysis about the JP Morgan® Underlying Funds and Other Underlying Funds.

The Adviser intends to invest between 40% and 80% of the Fund’s assets in JP Morgan® Underlying Funds and Other Underlying Funds that invest primarily in either domestic equity securities of any capitalization or international and emerging market equity securities of any capitalization. The Adviser intends to invest the balance of the Fund’s assets in JP Morgan® Underlying Funds and Other Underlying Funds that invest primarily in fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds) or in cash. The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in JP Morgan® Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific JP Morgan® Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to maintain the Fund’s maximum range of total returns, over a twelve-month period, as estimated by RiskPro, to a gain or loss within a range of 20% to 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be less than 20%, or greater than 30%, from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in JP Morgan® Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Emerging Markets Risk. A JP Morgan® Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a JP Morgan® Underlying Fund or Other Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by JP Morgan®. Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a JP Morgan® Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a JP Morgan® Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A JP Morgan® Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the JP Morgan® Underlying Fund’s or Other Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a JP Morgan® Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in JPMorgan® Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular JP Morgan® Underlying Funds, Other Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of JP Morgan® Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a JP Morgan® Underlying Fund’s or other underlying fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Passive Investment Risk. For the JP Morgan® Underlying Funds or Other Underlying Funds that are not actively managed, the investment adviser of a passive Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in JP Morgan® Underlying Funds and Other Underlying Funds, higher portfolio turnover within the JP Morgan® Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the JP Morgan® Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition. as a Fund investing in JP Morgan® Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the JP Morgan® Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the JP Morgan® Underlying Funds or Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund may focus its investments in securities of a particular sector through its investment in JP Morgan® Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

●	Underlying Funds Risk. The JP Morgan® Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the JP Morgan® Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the JP Morgan® Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in JP Morgan® Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	2nd Quarter 2020	13.12%
Worst Quarter:	1st Quarter 2020	(17.08)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was 6.64%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - PFG JPMorgan® Tactical Moderate Strategy Fund		Label	1 Year	5 Years	Since Inception	Inception Date
PFG JPMorgan® Tactical Moderate Strategy Fund Class R		Return before taxes	12.50%	5.81%	3.21%	Mar. 15, 2018
PFG JPMorgan® Tactical Moderate Strategy Fund Class R | Return after taxes on distributions	[1]		12.41%	5.03%	2.54%
PFG JPMorgan® Tactical Moderate Strategy Fund Class R | Return after taxes on distributions and sale of Fund shares	[1]		7.55%	4.51%	2.46%
Morningstar Aggressive Target Risk Index (Total Return)	[2]		15.98%	9.30%	6.42%
Morningstar Moderate Target Risk Index (Total Return)	[3]		13.22%	7.38%	5.32%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.
[3]	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

PFG JPMorgan® Tactical Moderate Strategy Fund | Equity Risk [Member]
●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a JP Morgan® Underlying Fund or Other Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by JP Morgan®. Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG JPMorgan® Tactical Moderate Strategy Fund | ETF Risk [Member]
●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG JPMorgan® Tactical Moderate Strategy Fund | Fixed Income Securities Risk [Member]
●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a JP Morgan® Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a JP Morgan® Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

PFG JPMorgan® Tactical Moderate Strategy Fund | Foreign Risk [Member]
●	Foreign Risk. A JP Morgan® Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG JPMorgan® Tactical Moderate Strategy Fund | Management Risk [Member]
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular JP Morgan® Underlying Funds, Other Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of JP Morgan® Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

PFG JPMorgan® Tactical Moderate Strategy Fund | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a JP Morgan® Underlying Fund’s or other underlying fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG JPMorgan® Tactical Moderate Strategy Fund | Mortgage and Asset-Backed Security Risk [Member]
●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

PFG JPMorgan® Tactical Moderate Strategy Fund | Portfolio Turnover Risk [Member]
●	Portfolio Turnover Risk. As a Fund principally investing in JP Morgan® Underlying Funds and Other Underlying Funds, higher portfolio turnover within the JP Morgan® Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the JP Morgan® Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

PFG JPMorgan® Tactical Moderate Strategy Fund | RiskPro Risk [Member]
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition. as a Fund investing in JP Morgan® Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the JP Morgan® Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the JP Morgan® Underlying Funds or Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG JPMorgan® Tactical Moderate Strategy Fund | Sector Risk [Member]
●	Sector Risk. The Fund may focus its investments in securities of a particular sector through its investment in JP Morgan® Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG JPMorgan® Tactical Moderate Strategy Fund | Small Capitalization Stock Risk [Member]
●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

PFG JPMorgan® Tactical Moderate Strategy Fund | Underlying Funds Risk [Member]
●	Underlying Funds Risk. The JP Morgan® Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the JP Morgan® Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the JP Morgan® Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in JP Morgan® Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG JPMorgan® Tactical Moderate Strategy Fund | Emerging Markets Risk [Member]
●	Emerging Markets Risk. A JP Morgan® Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

PFG JPMorgan® Tactical Moderate Strategy Fund | Large Capitalization Stock Risk [Member]
●	Large Capitalization Stock Risk. The Fund’s investments in JPMorgan® Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG JPMorgan® Tactical Moderate Strategy Fund | Passive Investment Risk [Member]
●	Passive Investment Risk. For the JP Morgan® Underlying Funds or Other Underlying Funds that are not actively managed, the investment adviser of a passive Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

PFG JPMorgan® Tactical Moderate Strategy Fund | High Yield Bond Risk [Member]
●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the JP Morgan® Underlying Fund’s or Other Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a JP Morgan® Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

PFG BNY Mellon® Diversifier Strategy Fund
FUND SUMMARY – PFG BNY Mellon® Diversifier Strategy Fund
Investment Objective:
The Fund’s primary objective is income
with a secondary objective of capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG BNY Mellon® Diversifier Strategy Fund PFG BNY Mellon® Diversifier Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG BNY Mellon® Diversifier Strategy Fund PFG BNY Mellon® Diversifier Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.61%	[1]
Total Annual Fund Operating Expenses	2.66%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.60%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) brokerage fees and commissions, (ii) acquired fund fees and expenses, (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG BNY Mellon® Diversifier Strategy Fund | PFG BNY Mellon® Diversifier Strategy Fund Class R | USD ($)	263	808	1,380	2,934

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds or exchange-traded funds(“ETFs”) managed by The BNY Mellon Investor Solutions, LLC (“BNY Mellon”), under normal market circumstances (“BNY Mellon Underlying Funds”). The balance of the Fund’s net assets will be invested in BNY Mellon Underlying Funds or mutual funds or ETFs managed by advisers other than BNY Mellon (“Other Underlying Funds”), under normal market circumstances. Each BNY Mellon Underlying Fund and Other Underlying Fund invests primarily in equity securities of varying market capitalization regardless of country exposure and/or fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds). The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). The Fund operates as a fund of funds.

In addition to equity and fixed income securities, Pacific Financial Group, LLC (the “Adviser”) may also invest in BNY Mellon Underlying Funds and Other Underlying Funds that invest in cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, and cash equivalents will vary.

In selecting BNY Mellon Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes information provided by BNY Mellon, including data and analysis about the BNY Mellon Underlying Funds and Other Underlying Funds. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in BNY Mellon Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific BNY Mellon Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 15%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 15% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in BNY Mellon Underlying Funds, Other Underlying Funds and the securities held by BNY Mellon Underlying Funds.

●	Commodity Sector Risk. Exposure to the commodities securities may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments may be more sensitive to events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. The value of a commodity-linked derivative instrument is based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, weather, agriculture, trade, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military and regulatory developments.

●	Derivatives Risk. A small investment in derivatives could have a potentially magnified impact on the investment. The use of derivatives involves risks possibly greater than the risks associated with investing directly in the underlying assets. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value. There is risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.

●	Emerging Markets. A BNY Mellon Underlying Fund or Other Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a BNY Mellon Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by BNY Mellon Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a BNY Mellon Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a BNY Mellon Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A BNY Mellon Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the BNY Mellon Underlying Fund’s or Other Underlying Fund’s ability to sell their bonds. The lack of a liquid market for these bonds could decrease a BNY Mellon Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Leverage Risk. The use of leverage typically used in futures contracts or forward currency contracts, may magnify the fund’s gains or losses. Derivatives have a leverage component, adverse changes in the value or level of the underlying asset or reference rate can result in a loss substantially greater than the amount invested in the derivative itself.

●	Large Capitalization Stock Risk. The Fund’s investments in BNY Mellon Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, BNY Mellon Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of BNY Mellon Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a BNY Mellon Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Portfolio Turnover Risk. As a Fund principally investing in BNY Mellon Underlying Funds and Other Underlying Funds, higher portfolio turnover within the BNY Mellon Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the BNY Mellon Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in BNY Mellon Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the BNY Mellon Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the BNY Mellon Underlying Funds and Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund may be focused in securities of a particular sector through its investment in BNY Mellon Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. BNY Mellon Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the BNY Mellon Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the BNY Mellon Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in BNY Mellon Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	2nd Quarter 2020	7.11%
Worst Quarter:	1st Quarter 2020	(6.36)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was 0.74%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - PFG BNY Mellon® Diversifier Strategy Fund		Label	1 Year	5 Years	Since Inception	Inception Date
PFG BNY Mellon® Diversifier Strategy Fund Class R		Return before taxes	3.68%	2.48%	1.07%	Dec. 11, 2017
PFG BNY Mellon® Diversifier Strategy Fund Class R | Return after taxes on distributions	[1]		3.25%	1.78%	0.40%
PFG BNY Mellon® Diversifier Strategy Fund Class R | Return after taxes on distributions and sale of Fund shares	[1]		2.18%	1.74%	0.64%
Bloomberg U.S. Aggregate Bond Index	[2]		5.53%	1.10%	0.95%
Bloomberg U.S. Treasury Bills 1-3 Months	[3]		5.14%	1.87%	1.86%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index.
[3]	The Bloomberg U.S. Treasury Bills 1-3 Months includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

PFG BNY Mellon® Diversifier Strategy Fund | Equity Risk [Member]
●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a BNY Mellon Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by BNY Mellon Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG BNY Mellon® Diversifier Strategy Fund | ETF Risk [Member]
●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG BNY Mellon® Diversifier Strategy Fund | Fixed Income Securities Risk [Member]
●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a BNY Mellon Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a BNY Mellon Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

PFG BNY Mellon® Diversifier Strategy Fund | Foreign Risk [Member]
●	Foreign Risk. A BNY Mellon Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG BNY Mellon® Diversifier Strategy Fund | Management Risk [Member]
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, BNY Mellon Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of BNY Mellon Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

PFG BNY Mellon® Diversifier Strategy Fund | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a BNY Mellon Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG BNY Mellon® Diversifier Strategy Fund | Medium Capitalization Stock Risk [Member]
●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG BNY Mellon® Diversifier Strategy Fund | Portfolio Turnover Risk [Member]
●	Portfolio Turnover Risk. As a Fund principally investing in BNY Mellon Underlying Funds and Other Underlying Funds, higher portfolio turnover within the BNY Mellon Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the BNY Mellon Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

PFG BNY Mellon® Diversifier Strategy Fund | RiskPro Risk [Member]
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in BNY Mellon Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the BNY Mellon Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the BNY Mellon Underlying Funds and Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG BNY Mellon® Diversifier Strategy Fund | Sector Risk [Member]
●	Sector Risk. The Fund may be focused in securities of a particular sector through its investment in BNY Mellon Underlying Funds and Other Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG BNY Mellon® Diversifier Strategy Fund | Small Capitalization Stock Risk [Member]
●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG BNY Mellon® Diversifier Strategy Fund | Underlying Funds Risk [Member]
●	Underlying Funds Risk. BNY Mellon Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the BNY Mellon Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the BNY Mellon Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in BNY Mellon Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG BNY Mellon® Diversifier Strategy Fund | Large Capitalization Stock Risk [Member]
●	Large Capitalization Stock Risk. The Fund’s investments in BNY Mellon Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG BNY Mellon® Diversifier Strategy Fund | Real Estate Securities Risk [Member]
●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

PFG BNY Mellon® Diversifier Strategy Fund | High Yield Bond Risk [Member]
●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the BNY Mellon Underlying Fund’s or Other Underlying Fund’s ability to sell their bonds. The lack of a liquid market for these bonds could decrease a BNY Mellon Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

PFG BNY Mellon® Diversifier Strategy Fund | Commodity Sector Risk [Member]
●	Commodity Sector Risk. Exposure to the commodities securities may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments may be more sensitive to events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. The value of a commodity-linked derivative instrument is based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, weather, agriculture, trade, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military and regulatory developments.

PFG BNY Mellon® Diversifier Strategy Fund | Derivatives Risk [Member]
●	Derivatives Risk. A small investment in derivatives could have a potentially magnified impact on the investment. The use of derivatives involves risks possibly greater than the risks associated with investing directly in the underlying assets. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value. There is risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.

PFG BNY Mellon® Diversifier Strategy Fund | Emerging Markets [Member]
●	Emerging Markets. A BNY Mellon Underlying Fund or Other Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

PFG BNY Mellon® Diversifier Strategy Fund | Leverage Risk [Member]
●	Leverage Risk. The use of leverage typically used in futures contracts or forward currency contracts, may magnify the fund’s gains or losses. Derivatives have a leverage component, adverse changes in the value or level of the underlying asset or reference rate can result in a loss substantially greater than the amount invested in the derivative itself.

PFG MFS® Aggressive Growth Strategy Fund
FUND SUMMARY – PFG MFS® Aggressive Growth Strategy Fund
Investment Objective:
The Fund seeks aggressive growth.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG MFS® Aggressive Growth Strategy Fund PFG MFS® Aggressive Growth Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG MFS® Aggressive Growth Strategy Fund PFG MFS® Aggressive Growth Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.55%	[1]
Total Annual Fund Operating Expenses	2.60%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.54%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) brokerage fees and commissions, (ii) acquired fund fees and expenses, (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG MFS® Aggressive Growth Strategy Fund | PFG MFS® Aggressive Growth Strategy Fund Class R | USD ($)	257	791	1,350	2,875

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds managed by Massachusetts Financial Services Company (d/b/a/ MFS Investment Management) (“MFS”), under normal market circumstances (“MFS Underlying Funds”). The balance of the Fund’s net assets will be invested in MFS Underlying Funds or mutual funds or ETFs managed by advisers other than MFS (“Other Underlying Funds”), under normal market circumstances.

In selecting MFS Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by MFS, including data and analysis about the MFS Underlying Funds and Other Underlying Funds. The Fund operates as a fund of funds.

The Adviser expects that at least 80% of the Fund’s assets will be allocated to MFS Underlying Funds or Other Underlying Funds that invest primarily in either equity securities without regard to market capitalization or country exposure; fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds); or commodity and real estate-related securities that provide diversification benefits when added to a portfolio of more traditional equity and fixed income securities (“Specialty Securities”). The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). The percentage of the Fund’s net assets allocated to equities, fixed-income securities, Specialty Securities and cash equivalents varies. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in MFS Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific MFS Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in MFS Underlying Funds, Other Underlying Funds and the securities held by the MFS Underlying Funds and Other Underlying Funds.

●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

●	Commodity Sector Risk. Exposure to the commodities securities may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments may be more sensitive to events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. The value of a commodity-linked derivative instrument is based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, weather, agriculture, trade, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military and regulatory developments.

●	Emerging Markets Risk. A MFS Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a MFS Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by MFS Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Foreign Risk. A MFS Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the MFS Underlying Fund’s or Other Underlying Fund’s ability to sell their bonds. The lack of a liquid market for these bonds could decrease the MFS Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in the MFS Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular MFS Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of MFS Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Portfolio Turnover Risk. As a Fund principally investing in MFS Underlying Funds, higher portfolio turnover within the by MFS Underlying Funds will result in higher transactional and brokerage costs for the by MFS Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through MFS Underlying Funds and Other Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in MFS Underlying Funds and other underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the MFS Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the MFS Underlying Funds or Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in MFS Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. MFS Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the MFS Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the MFS Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in MFS Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	2nd Quarter 2020	17.61%
Worst Quarter:	1st Quarter 2020	(21.64)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was 7.13%.
Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - PFG MFS® Aggressive Growth Strategy Fund	Label	1 Year	5 Years	Since Inception	Inception Date
PFG MFS® Aggressive Growth Strategy Fund Class R	Return before taxes	14.52%	9.48%	6.27%	Dec. 11, 2017
PFG MFS® Aggressive Growth Strategy Fund Class R | Return after taxes on distributions		13.68%	7.28%	4.38%
PFG MFS® Aggressive Growth Strategy Fund Class R | Return after taxes on distributions and sale of Fund shares		9.19%	7.44%	4.83%
Morningstar Aggressive Target Risk Index (Total Return)		18.30%	10.72%	7.50%

PFG MFS® Aggressive Growth Strategy Fund | Equity Risk [Member]
●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a MFS Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by MFS Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG MFS® Aggressive Growth Strategy Fund | ETF Risk [Member]
●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG MFS® Aggressive Growth Strategy Fund | Foreign Risk [Member]
●	Foreign Risk. A MFS Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG MFS® Aggressive Growth Strategy Fund | Management Risk [Member]
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular MFS Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of MFS Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

PFG MFS® Aggressive Growth Strategy Fund | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG MFS® Aggressive Growth Strategy Fund | Medium Capitalization Stock Risk [Member]
●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG MFS® Aggressive Growth Strategy Fund | Portfolio Turnover Risk [Member]
●	Portfolio Turnover Risk. As a Fund principally investing in MFS Underlying Funds, higher portfolio turnover within the by MFS Underlying Funds will result in higher transactional and brokerage costs for the by MFS Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

PFG MFS® Aggressive Growth Strategy Fund | RiskPro Risk [Member]
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in MFS Underlying Funds and other underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the MFS Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the MFS Underlying Funds or Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG MFS® Aggressive Growth Strategy Fund | Sector Risk [Member]
●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in MFS Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG MFS® Aggressive Growth Strategy Fund | Small Capitalization Stock Risk [Member]
●	Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG MFS® Aggressive Growth Strategy Fund | Underlying Funds Risk [Member]
●	Underlying Funds Risk. MFS Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the MFS Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the MFS Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in MFS Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG MFS® Aggressive Growth Strategy Fund | Emerging Markets Risk [Member]
●	Emerging Markets Risk. A MFS Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

PFG MFS® Aggressive Growth Strategy Fund | Large Capitalization Stock Risk [Member]
●	Large Capitalization Stock Risk. The Fund’s investments in the MFS Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG MFS® Aggressive Growth Strategy Fund | Real Estate Securities Risk [Member]
●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through MFS Underlying Funds and Other Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

PFG MFS® Aggressive Growth Strategy Fund | High Yield Bond Risk [Member]
●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the MFS Underlying Fund’s or Other Underlying Fund’s ability to sell their bonds. The lack of a liquid market for these bonds could decrease the MFS Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

PFG MFS® Aggressive Growth Strategy Fund | Aggressive Strategy Risk [Member]
●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

PFG MFS® Aggressive Growth Strategy Fund | Commodity Sector Risk [Member]
●	Commodity Sector Risk. Exposure to the commodities securities may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments may be more sensitive to events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. The value of a commodity-linked derivative instrument is based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, weather, agriculture, trade, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military and regulatory developments.

PFG BR Target Allocation Equity Strategy Fund
FUND SUMMARY – PFG BR Target Allocation Equity Strategy Fund
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG BR Target Allocation Equity Strategy Fund PFG BR Target Allocation Equity Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG BR Target Allocation Equity Strategy Fund PFG BR Target Allocation Equity Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.15%	[1]
Total Annual Fund Operating Expenses	2.20%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.14%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) brokerage fees and commissions, (ii) acquired fund fees and expenses, (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG BR Target Allocation Equity Strategy Fund | PFG BR Target Allocation Equity Strategy Fund Class R Shares | USD ($)	217	670	1,149	2,472

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 161% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, (defined as net assets plus the amount of any borrowing for investment purposes) in ETFs managed by BlackRock Fund Advisors, LLC (“BlackRock Underlying Funds”). In addition, at least 80% of the Fund’s net assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in BlackRock Underlying Funds that invest primarily in either or both U.S. and foreign equity securities of any capitalization. The balance of the Fund’s net assets will be invested in BlackRock Underlying Funds that may also invest primarily in either or both U.S. and foreign equity securities of any capitalization. Equity investments will include U.S. equity securities, foreign equity and emerging market equity securities The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Fund operates as a fund of funds.

In selecting BlackRock Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by BlackRock, including data and analysis about BlackRock Underlying Funds.

BlackRock Underlying Funds will invest primarily in equity securities of varying market capitalizations in order to obtain exposure to the broad equity market. The Fund utilizes macro-economic insight developed by the BlackRock Model Portfolio Solutions team. The Fund utilizes a dynamic approach to asset allocation driven by quantitative and qualitative assessments such as valuation, corporate earnings, factor rotation, sentiment, market outlook and economic trends and insights from policy experts. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of the BlackRock Underlying Funds.

The Fund’s target allocation will be 100% equity investment exposure, with a target of 70% in global equities (as represented by the MSCI ACWI Index) and 30% in domestic equities (as represented by the MSCI USA Index). The MSCI ACWI Index is an index that tracks broad based global equity markets comprising of 23 developed countries and 25 emerging markets. The MSCI USA Index is an index that tracks the performance of large and medium capitalization segments of the US markets.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in BlackRock Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific BlackRock Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in BlackRock Underlying Funds and the securities held by BlackRock Underlying Funds.

●	Emerging Markets Risk. A BlackRock Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a BlackRock Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by BlackRock Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risk. The Fund invests 80% of its assets in the Underlying ETFs and as a result is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the BlackRock Underlying Funds’ shares may not be developed or maintained. If the BlackRock Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the BlackRock Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the BlackRock Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the BlackRock Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the BlackRock Underlying Funds’ shares may, in turn, lead to differences between the market value of the BlackRock Underlying Funds’ shares and the BlackRock Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the BlackRock Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the BlackRock Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of a BlackRock Underlying Funds’ underlying securities trade in a market that is closed when the market for the BlackRock Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the BlackRock Underlying Funds’ domestic trading day, which could lead to differences between the market value of the BlackRock Underlying Funds’ shares and the BlackRock Underlying Funds’ net asset value.

●	Foreign Risk. A BlackRock Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Index Risk. The BlackRock Underlying Funds in which the Fund invests may track an underlying index. The performance of each BlackRock Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective BlackRock Underlying Fund. Any variance in performance between the respective BlackRock Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Large Capitalization Equity Risk. The Fund’s investments in the BlackRock Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular BlackRock Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of BlackRock Underlying Funds and Other Underlying Funds may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a BlackRock Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. The BlackRock Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and BlackRock generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in BlackRock Underlying Funds, higher portfolio turnover within the by BlackRock Underlying Funds will result in higher transactional and brokerage costs for the by BlackRock Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in BlackRock Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the BlackRock Underlying Funds. Because the Adviser will not know the current portfolio holdings of the BlackRock Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in BlackRock Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. BlackRock Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the BlackRock Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the BlackRock Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in BlackRock Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance prior to July 10, 2023 reflects the use of the Fund’s prior investment strategy. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2023	10.46%
Worst Quarter:	2nd Quarter 2022	(16.06)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was 12.70%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - PFG BR Target Allocation Equity Strategy Fund		Label	1 Year	Since Inception	Inception Date
PFG BR Target Allocation Equity Strategy Fund Class R Shares		Return before taxes	20.47%	10.65%	May 01, 2020
PFG BR Target Allocation Equity Strategy Fund Class R Shares | Return after taxes on distributions	[1]		20.47%	9.30%
PFG BR Target Allocation Equity Strategy Fund Class R Shares | Return after taxes on distributions and sale of Fund shares	[1]		12.12%	8.09%
Morningstar Aggressive Target Risk Index (Total Return)	[2]		18.30%	13.37%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.

PFG BR Target Allocation Equity Strategy Fund | Equity Risk [Member]
●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a BlackRock Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by BlackRock Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG BR Target Allocation Equity Strategy Fund | ETF Risk [Member]
●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG BR Target Allocation Equity Strategy Fund | Foreign Risk [Member]
●	Foreign Risk. A BlackRock Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG BR Target Allocation Equity Strategy Fund | Management Risk [Member]
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular BlackRock Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of BlackRock Underlying Funds and Other Underlying Funds may not prove accurate with respect to economic and market forecasts.

PFG BR Target Allocation Equity Strategy Fund | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a BlackRock Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG BR Target Allocation Equity Strategy Fund | Portfolio Turnover Risk [Member]
●	Portfolio Turnover Risk. As a Fund principally investing in BlackRock Underlying Funds, higher portfolio turnover within the by BlackRock Underlying Funds will result in higher transactional and brokerage costs for the by BlackRock Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

PFG BR Target Allocation Equity Strategy Fund | RiskPro Risk [Member]
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in BlackRock Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the BlackRock Underlying Funds. Because the Adviser will not know the current portfolio holdings of the BlackRock Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG BR Target Allocation Equity Strategy Fund | Sector Risk [Member]
●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in BlackRock Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG BR Target Allocation Equity Strategy Fund | Underlying Funds Risk [Member]
●	Underlying Funds Risk. BlackRock Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the BlackRock Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the BlackRock Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in BlackRock Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG BR Target Allocation Equity Strategy Fund | Emerging Markets Risk [Member]
●	Emerging Markets Risk. A BlackRock Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

PFG BR Target Allocation Equity Strategy Fund | ETF Structure Risk [Member]
●	ETF Structure Risk. The Fund invests 80% of its assets in the Underlying ETFs and as a result is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the BlackRock Underlying Funds’ shares may not be developed or maintained. If the BlackRock Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the BlackRock Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the BlackRock Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the BlackRock Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the BlackRock Underlying Funds’ shares may, in turn, lead to differences between the market value of the BlackRock Underlying Funds’ shares and the BlackRock Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the BlackRock Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the BlackRock Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of a BlackRock Underlying Funds’ underlying securities trade in a market that is closed when the market for the BlackRock Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the BlackRock Underlying Funds’ domestic trading day, which could lead to differences between the market value of the BlackRock Underlying Funds’ shares and the BlackRock Underlying Funds’ net asset value.

PFG BR Target Allocation Equity Strategy Fund | Trading Issues [Member]
○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the BlackRock Underlying Funds’ shares may not be developed or maintained. If the BlackRock Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the BlackRock Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the BlackRock Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

PFG BR Target Allocation Equity Strategy Fund | Liquidity Risk [Member]
○	Liquidity Risk. In stressed market conditions, the market for the BlackRock Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the BlackRock Underlying Funds’ shares may, in turn, lead to differences between the market value of the BlackRock Underlying Funds’ shares and the BlackRock Underlying Funds’ net asset value.

PFG BR Target Allocation Equity Strategy Fund | Cash Transaction Risk [Member]
○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the BlackRock Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the BlackRock Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

PFG BR Target Allocation Equity Strategy Fund | Market Price Variance Risk [Member]
○	Market Price Variance Risk. When all or a portion of a BlackRock Underlying Funds’ underlying securities trade in a market that is closed when the market for the BlackRock Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the BlackRock Underlying Funds’ domestic trading day, which could lead to differences between the market value of the BlackRock Underlying Funds’ shares and the BlackRock Underlying Funds’ net asset value.

PFG BR Target Allocation Equity Strategy Fund | Index Risk [Member]
●	Index Risk. The BlackRock Underlying Funds in which the Fund invests may track an underlying index. The performance of each BlackRock Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective BlackRock Underlying Fund. Any variance in performance between the respective BlackRock Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

PFG BR Target Allocation Equity Strategy Fund | Passive Investment Risk [Member]
●	Passive Investment Risk. The BlackRock Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and BlackRock generally does not attempt to take defensive positions under any market conditions, including declining markets.

PFG BR Target Allocation Equity Strategy Fund | Real Estate Securities Risk [Member]
●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

PFG BR Target Allocation Equity Strategy Fund | Large Capitalization Equity Risk [Member]
●	Large Capitalization Equity Risk. The Fund’s investments in the BlackRock Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG BR Target Allocation Equity Strategy Fund | Medium CapitalizationEquity Risk [Member]
●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG BR Target Allocation Equity Strategy Fund | Small Capitalization Equity Risk [Member]
●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Janus Henderson(R) Balanced Strategy
FUND SUMMARY – PFG Janus Henderson® Balanced Strategy Fund
Investment Objective:
The Fund primary objective is capital appreciation
with a secondary objective of income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Janus Henderson(R) Balanced Strategy PFG Janus Henderson(R) Balanced Strategy Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Janus Henderson(R) Balanced Strategy PFG Janus Henderson(R) Balanced Strategy Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.54%	[1]
Total Annual Fund Operating Expenses	2.59%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.53%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) brokerage fees and commissions, (ii) acquired fund fees and expenses, (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Janus Henderson(R) Balanced Strategy | PFG Janus Henderson(R) Balanced Strategy Class R Shares | USD ($)	256	788	1,345	2,866

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) advised by Janus Capital Management LLC, an indirect wholly-owned subsidiary of Janus Henderson Group plc (“Janus Henderson”), under normal market circumstances (“Janus Henderson Underlying Funds”). The balance of the Fund’s net assets will be invested in Janus Henderson Underlying Funds or mutual funds or ETFs managed by advisers other than Janus Henderson (“Other Underlying Funds”), under normal market circumstances. Each Janus Henderson Underlying Fund and Other Underlying Fund invests in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets. The Fund operates as a fund of funds.

In selecting Janus Henderson Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Janus Henderson, including data and analysis about the Janus Henderson Underlying Funds and Other Underlying Funds.

The Adviser intends to have investment exposure that ranges from 30% to 70% of the Fund’s assets to either domestic equity securities of any capitalization or international and emerging market equity securities of any capitalization, or a combination of such equity securities. Equity securities shall consist of common stock of domestic, foreign, and emerging market issuers of any market capitalization. The Adviser intends to have the balance of the Fund’s investment exposure in fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds) or in cash. Fixed income securities shall consist of government and corporate bonds, asset and mortgage-backed securities, commercial loans and floating rate loans of any maturity or investment grade. The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). A Janus Henderson Underlying Fund and Other Underlying Fund may invest in securities in emerging market countries. The Fund considers emerging market issuers to be those countries represented in the MSCI EAFE Emerging Markets Index. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Janus Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Janus Underlying Funds and Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to maintain the Fund’s maximum range of total returns, as estimated by RiskPro® over a twelve-month period, within a range of 20% to 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be less than 20% or greater than 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Janus Henderson Underlying Funds, Other Underlying Funds and the securities held such Underlying Funds.

●	Emerging Markets. A Janus Henderson Underlying Fund or Other Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Janus Henderson Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Janus Henderson Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Janus Henderson Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a Janus Henderson Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A Janus Henderson Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a Janus Henderson Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a Janus Henderson Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in Janus Henderson Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

●	Loan Risk. Investments in loans may subject the Fund to heightened credit risks as loans tend to be highly leveraged and potentially more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior floating rate loans are often rated below investment grade, but may also be unrated.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, Janus Henderson Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research utilized by the Adviser from the research provider regarding the Janus Henderson Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Janus Henderson Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Portfolio Turnover Risk. As a Fund principally investing in Janus Henderson Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Janus Henderson Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Janus Henderson Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Janus Henderson Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Janus Henderson Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Janus Henderson Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Janus Henderson Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Janus Henderson Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Janus Henderson Underlying Funds and Other Underlying Funds and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Janus Henderson Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2023	8.44%
Worst Quarter:	2nd Quarter 2022	(12.54)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was 8.01%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - PFG Janus Henderson(R) Balanced Strategy		Label	1 Year	Since Inception	Inception Date
PFG Janus Henderson(R) Balanced Strategy Class R Shares		Return before taxes	12.94%	(3.11%)	Oct. 29, 2021
PFG Janus Henderson(R) Balanced Strategy Class R Shares | Return after taxes on distributions	[1]		12.94%	(3.53%)
PFG Janus Henderson(R) Balanced Strategy Class R Shares | Return after taxes on distributions and sale of Fund shares	[1]		7.66%	(2.41%)
Morningstar Moderate Target Risk Index (Total Return)	[2]		13.22%	(1.20%)
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

PFG Janus Henderson(R) Balanced Strategy | Equity Risk [Member]

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Janus Henderson Underlying Fund or Other Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Janus Henderson Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG Janus Henderson(R) Balanced Strategy | ETF Risk [Member]

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG Janus Henderson(R) Balanced Strategy | Fixed Income Securities Risk [Member]

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Janus Henderson Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a Janus Henderson Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

PFG Janus Henderson(R) Balanced Strategy | Foreign Risk [Member]

●	Foreign Risk. A Janus Henderson Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG Janus Henderson(R) Balanced Strategy | Management Risk [Member]

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular stocks, Janus Henderson Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research utilized by the Adviser from the research provider regarding the Janus Henderson Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

PFG Janus Henderson(R) Balanced Strategy | Market and Geopolitical Risk [Member]

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Janus Henderson Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG Janus Henderson(R) Balanced Strategy | Medium Capitalization Stock Risk [Member]

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Janus Henderson(R) Balanced Strategy | Mortgage and Asset-Backed Security Risk [Member]

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

PFG Janus Henderson(R) Balanced Strategy | Portfolio Turnover Risk [Member]

●	Portfolio Turnover Risk. As a Fund principally investing in Janus Henderson Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Janus Henderson Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Janus Henderson Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

PFG Janus Henderson(R) Balanced Strategy | RiskPro Risk [Member]

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Janus Henderson Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Janus Henderson Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Janus Henderson Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG Janus Henderson(R) Balanced Strategy | Sector Risk [Member]

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Janus Henderson Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG Janus Henderson(R) Balanced Strategy | Small Capitalization Stock Risk [Member]

●	Small Capitalization Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Janus Henderson(R) Balanced Strategy | Underlying Funds Risk [Member]

●	Underlying Funds Risk. Janus Henderson Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Janus Henderson Underlying Funds and Other Underlying Funds and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Janus Henderson Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks.

PFG Janus Henderson(R) Balanced Strategy | Emerging Markets Risk [Member]

●	Emerging Markets. A Janus Henderson Underlying Fund or Other Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

PFG Janus Henderson(R) Balanced Strategy | Large Capitalization Stock Risk [Member]

●	Large Capitalization Stock Risk. The Fund’s investments in Janus Henderson Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG Janus Henderson(R) Balanced Strategy | High Yield Bond Risk [Member]

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a Janus Henderson Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a Janus Henderson Underlying Fund’s share price, potentially resulting in losses for the Fund.

PFG Janus Henderson(R) Balanced Strategy | Limited History of Operations Risk [Member]
●	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

PFG Janus Henderson(R) Balanced Strategy | Loan Risk [Member]

●	Loan Risk. Investments in loans may subject the Fund to heightened credit risks as loans tend to be highly leveraged and potentially more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior floating rate loans are often rated below investment grade, but may also be unrated.

PFG Invesco(R) Equity Factor Rotation Strategy Fund
FUND SUMMARY – PFG Invesco® Equity Factor Rotation Strategy Fund
Investment Objective:
The Fund seeks aggressive growth.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Invesco(R) Equity Factor Rotation Strategy Fund PFG Invesco(R) Equity Factor Rotation Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Invesco(R) Equity Factor Rotation Strategy Fund PFG Invesco(R) Equity Factor Rotation Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.32%	[1]
Total Annual Fund Operating Expenses	2.37%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.31%
[1]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	Pacific Financial Group, LLC , the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any ((i) brokerage fees and commissions, (ii) acquired fund fees and expenses, (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Invesco(R) Equity Factor Rotation Strategy Fund | PFG Invesco(R) Equity Factor Rotation Strategy Fund Class R Shares | USD ($)	234	721	1,235	2,646

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds (“ETFs”) managed by Invesco Advisers, Inc. or its affiliates collectively (“Invesco”), an indirect wholly-owned subsidiary of Invesco Ltd. (“Invesco Underlying Funds”). The balance of the Fund’s net assets will be invested in Invesco Underlying Funds or mutual funds or ETFs managed by advisers other than Invesco (“Other Underlying Funds”). At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in Invesco Underlying Funds and Other Underlying Funds that invest primarily in either or both U.S. and foreign equity securities. Equity securities shall consist of common stock of domestic, foreign and emerging market issuers of any market capitalization. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Fund operates as a fund of funds.

In selecting Invesco Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Invesco, including data and analysis about the Invesco Underlying Funds and Other Underlying Funds. The Adviser will be responsible for deciding which Invesco Underlying Funds and Other Underlying Funds to purchase and sell on behalf of the Fund.

The Fund intends to invest in Invesco Underlying Funds and Other Underlying Funds that emphasize factor investing using a macro regime-based approach in determining asset allocation and selecting securities. By emphasizing factors, the Invesco Underlying Funds and Other Underlying Funds will invest in companies driven by top-down and bottom-up methodology to build a portfolio that emphasizes or focuses on a certain factor(s) given the macro regime. Macro regime refers to a business cycle or period of time that has similar macroeconomic trends, data points, and market prices that provide signals to investing.

The Adviser intends to consider information provided by Invesco about four different models, based on four business cycles: recovery, expansion, slowdown and contraction. Each phase of the business cycle will result in asset allocation in different factors, such as value, quality, size, low volatility, and momentum. In determining factor exposure, the Adviser will consider the results of Invesco’s Leading Economic Indicator and Global Risk Appetite Cycle Indicator.

Each Invesco Underlying Fund and Other Underlying Fund is permitted to invest in both U.S. and foreign equity securities of any market capitalization. Equity securities shall consist of common stock of domestic, foreign and emerging market issuers of any market capitalization. The Fund seeks to invest 70% to 80% of its assets in US equities and 20% to 30% in international equities, under normal market conditions. Although the Fund does not intend to focus its investments in any particular sector, from time to time, the Fund’s portfolio may be focused in certain sectors driven from factor exposures as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Invesco Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Invesco Underlying Funds and Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Invesco Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Emerging Markets Risk. An Invesco Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Invesco Underlying Fund or Other Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Invesco Underlying Funds or Other Underlying Fund will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risk. The Fund invests 80% of its assets in the Underlying ETFs and as a result is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may not be developed or maintained. If the Invesco Underlying Funds’ or Other Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Invesco Underlying Funds’ or Other Underlying Funds’ shares may, in turn, lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Invesco Underlying Funds or Other Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Invesco Underlying Funds or Other Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

.

○	Market Price Variance Risk. When all or a portion of an Invesco Underlying Funds’ or Other Underlying Funds’ underlying securities trade in a market that is closed when the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Invesco Underlying Funds’ or Other Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

●	Foreign Risk. An Invesco Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Index Risk. The Invesco Underlying Funds and Other Underlying Funds in which the Fund invests may track an underlying index. The performance of each Invesco Underlying Fund or Other Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Invesco Underlying Fund or Other Underlying Fund. Any variance in performance between the respective Invesco Underlying Funds and its underlying index may have adverse effect on the performance of the Fund.

●	Large Capitalization Equity Risk. The Fund’s investments in Invesco Underlying Funds or Other Underlying Fund may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation securities in which the Fund invests, including of particular Invesco Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research utilized by the Adviser from the research provider regarding the Invesco Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in an Invesco Underlying Fund’s or Other Underlying Fund portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. The Invesco Underlying Funds and Other Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and Invesco generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in Invesco Underlying Funds and Other Underlying Fund, higher portfolio turnover within the Invesco Underlying Funds will result in higher transactional and brokerage costs for the Invesco Underlying Funds and Other Underlying Fund. A higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Invesco Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Invesco Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Invesco Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Invesco Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Invesco Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Invesco Underlying Funds and Other Underlying Fund and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Invesco Underlying Funds or Other Underlying Fund is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Invesco Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance prior to July 10, 2023 reflects the use of the Fund’s prior investment strategy. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2023	10.65%
Worst Quarter:	2nd Quarter 2022	(14.89)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was 7.19%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - PFG Invesco(R) Equity Factor Rotation Strategy Fund		Label	1 Year	Since Inception	Inception Date
PFG Invesco(R) Equity Factor Rotation Strategy Fund Class R Shares		Return before taxes	13.55%	(8.61%)	Oct. 29, 2021
PFG Invesco(R) Equity Factor Rotation Strategy Fund Class R Shares | Return after taxes on distributions	[1]		13.55%	(8.64%)
PFG Invesco(R) Equity Factor Rotation Strategy Fund Class R Shares | Return after taxes on distributions and sale of Fund shares	[1]		8.02%	(6.48%)
Morningstar Aggressive Target Risk Index (Total Return)	[2]		18.30%	0.33%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. The index’s components reflect the returns of a broad universe of equity, fixed income, REIT and commodity holdings.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Equity Risk [Member]

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Invesco Underlying Fund or Other Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Invesco Underlying Funds or Other Underlying Fund will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | ETF Risk [Member]

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Foreign Risk [Member]

●	Foreign Risk. An Invesco Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Management Risk [Member]

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation securities in which the Fund invests, including of particular Invesco Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research utilized by the Adviser from the research provider regarding the Invesco Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Market and Geopolitical Risk [Member]

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in an Invesco Underlying Fund’s or Other Underlying Fund portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Portfolio Turnover Risk [Member]

●	Portfolio Turnover Risk. As a Fund principally investing in Invesco Underlying Funds and Other Underlying Fund, higher portfolio turnover within the Invesco Underlying Funds will result in higher transactional and brokerage costs for the Invesco Underlying Funds and Other Underlying Fund. A higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | RiskPro Risk [Member]

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Invesco Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Invesco Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Invesco Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Sector Risk [Member]

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Invesco Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Underlying Funds Risk [Member]

●	Underlying Funds Risk. Invesco Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Invesco Underlying Funds and Other Underlying Fund and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Invesco Underlying Funds or Other Underlying Fund is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Invesco Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Emerging Markets Risk [Member]

●	Emerging Markets Risk. An Invesco Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Large Capitalization Stock Risk [Member]

●	Large Capitalization Equity Risk. The Fund’s investments in Invesco Underlying Funds or Other Underlying Fund may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | ETF Structure Risk [Member]

●	ETF Structure Risk. The Fund invests 80% of its assets in the Underlying ETFs and as a result is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may not be developed or maintained. If the Invesco Underlying Funds’ or Other Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Invesco Underlying Funds’ or Other Underlying Funds’ shares may, in turn, lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Invesco Underlying Funds or Other Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Invesco Underlying Funds or Other Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

.

○	Market Price Variance Risk. When all or a portion of an Invesco Underlying Funds’ or Other Underlying Funds’ underlying securities trade in a market that is closed when the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Invesco Underlying Funds’ or Other Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Trading Issues [Member]

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may not be developed or maintained. If the Invesco Underlying Funds’ or Other Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Liquidity Risk [Member]

○	Liquidity Risk. In stressed market conditions, the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Invesco Underlying Funds’ or Other Underlying Funds’ shares may, in turn, lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Cash Transaction Risk [Member]

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Invesco Underlying Funds or Other Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Invesco Underlying Funds or Other Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Market Price Variance Risk [Member]

.

○	Market Price Variance Risk. When all or a portion of an Invesco Underlying Funds’ or Other Underlying Funds’ underlying securities trade in a market that is closed when the market for the Invesco Underlying Funds’ or Other Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Invesco Underlying Funds’ or Other Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Invesco Underlying Funds’ or Other Underlying Funds’ shares and the Invesco Underlying Funds’ or Other Underlying Funds’ net asset value.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Index Risk [Member]

●	Index Risk. The Invesco Underlying Funds and Other Underlying Funds in which the Fund invests may track an underlying index. The performance of each Invesco Underlying Fund or Other Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Invesco Underlying Fund or Other Underlying Fund. Any variance in performance between the respective Invesco Underlying Funds and its underlying index may have adverse effect on the performance of the Fund.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Passive Investment Risk [Member]

●	Passive Investment Risk. The Invesco Underlying Funds and Other Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and Invesco generally does not attempt to take defensive positions under any market conditions, including declining markets.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Medium CapitalizationEquity Risk [Member]

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Invesco(R) Equity Factor Rotation Strategy Fund | Small Capitalization Equity Risk [Member]

●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Meeder Tactical Strategy Fund
FUND SUMMARY – PFG Meeder Tactical Strategy Fund
Investment Objective:
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Meeder Tactical Strategy Fund PFG Meeder Tactical Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Meeder Tactical Strategy Fund PFG Meeder Tactical Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.98%	[1]
Total Annual Fund Operating Expenses	3.03%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.97%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any ((i) brokerage fees and commissions, (ii) acquired fund fees and expenses, (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Meeder Tactical Strategy Fund | PFG Meeder Tactical Strategy Fund Class R | USD ($)	310	948	1,611	3,383

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds (“ETFs”) managed by Meeder Investment Management Company (“Meeder”), under normal circumstances (“Meeder Underlying Funds”). The balance of the Fund’s net assets will be invested in Meeder Underlying Funds or mutual funds or ETFs managed by advisers other than Meeder (“Other Underlying Funds”), under normal market circumstances. The Fund operates as a fund of funds.

In selecting Meeder Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes research services provided by Meeder, including data and analysis about the Meeder Underlying Funds and Other Underlying Funds.

The Adviser invests in Meeder Underlying Funds and Other Underlying Funds that have a maximum exposure of 90% in domestic and foreign equity securities of any market capitalization and a minimum exposure of 10% to domestic and foreign fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds). The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). During certain negative market periods, the Meeder Underlying Funds and Other Underlying Funds may take a defensive tactical position and invest up to 100% of their assets in fixed income securities, money market funds and cash other cash equivalents. During such periods, the Meeder Underlying Funds, Other Underlying Funds and, consequently the Fund, will not have any equity securities exposure. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Meeder Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Meeder Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 35%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 35% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Meeder Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Derivatives Risk. A small investment in derivatives could have a potentially magnified impact on the investment. The use of derivatives involves risks possibly greater than the risks associated with investing directly in the underlying assets. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value. There is risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.

●	Emerging Markets Risk. A Meeder Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Meeder Underlying Fund or Other Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Meeder Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Meeder Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a Meeder Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A Meeder Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Meeder Underlying Fund’s or Other Underlying Fund’s ability to sell their bonds. The lack of a liquid market for these bonds could decrease a Meeder Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in the Meeder Underlying Funds or Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Meeder Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Meeder Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Portfolio Turnover Risk. As a Fund principally investing in Meeder Underlying Funds, higher portfolio turnover within the by Meeder Underlying Funds will result in higher transactional and brokerage costs for the by Meeder Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition. as a Fund investing in Meeder Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Meeder Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Meeder Underlying Funds or Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Meeder Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. The Meeder Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Meeder Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the Meeder Underlying Funds and Other Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Meeder Underlying Fund and Other Underlying Funds. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Meeder Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2020	8.11%
Worst Quarter:	1st Quarter 2020	(14.09)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was 10.67%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - PFG Meeder Tactical Strategy Fund		Label	1 Year	5 Years	Since Inception	Inception Date
PFG Meeder Tactical Strategy Fund Class R		Return before taxes	12.30%	4.26%	2.69%	Dec. 11, 2017
PFG Meeder Tactical Strategy Fund Class R | Return after taxes on distributions	[1]		11.71%	3.22%	1.81%
PFG Meeder Tactical Strategy Fund Class R | Return after taxes on distributions and sale of Fund shares	[1]		7.70%	3.24%	2.01%
Morningstar Moderate Target Risk Index (Total Return)	[2]		13.22%	7.38%	5.37%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

PFG Meeder Tactical Strategy Fund | Equity Risk [Member]

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Meeder Underlying Fund or Other Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Meeder Underlying Funds or Other Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG Meeder Tactical Strategy Fund | ETF Risk [Member]

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG Meeder Tactical Strategy Fund | Fixed Income Securities Risk [Member]

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Meeder Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a Meeder Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

PFG Meeder Tactical Strategy Fund | Foreign Risk [Member]

●	Foreign Risk. A Meeder Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG Meeder Tactical Strategy Fund | Management Risk [Member]

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Meeder Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Meeder Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

PFG Meeder Tactical Strategy Fund | Market and Geopolitical Risk [Member]

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG Meeder Tactical Strategy Fund | Medium Capitalization Stock Risk [Member]

●	Medium Capitalization Stock Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Meeder Tactical Strategy Fund | Portfolio Turnover Risk [Member]

●	Portfolio Turnover Risk. As a Fund principally investing in Meeder Underlying Funds, higher portfolio turnover within the by Meeder Underlying Funds will result in higher transactional and brokerage costs for the by Meeder Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

PFG Meeder Tactical Strategy Fund | RiskPro Risk [Member]

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition. as a Fund investing in Meeder Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Meeder Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Meeder Underlying Funds or Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG Meeder Tactical Strategy Fund | Sector Risk [Member]

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Meeder Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG Meeder Tactical Strategy Fund | Underlying Funds Risk [Member]

●	Underlying Funds Risk. The Meeder Underlying Funds and Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Meeder Underlying Funds and Other Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the Meeder Underlying Funds and Other Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Meeder Underlying Fund and Other Underlying Funds. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Meeder Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG Meeder Tactical Strategy Fund | Emerging Markets Risk [Member]

●	Emerging Markets Risk. A Meeder Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

PFG Meeder Tactical Strategy Fund | Large Capitalization Stock Risk [Member]

●	Large Capitalization Stock Risk. The Fund’s investments in the Meeder Underlying Funds or Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG Meeder Tactical Strategy Fund | High Yield Bond Risk [Member]

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Meeder Underlying Fund’s or Other Underlying Fund’s ability to sell their bonds. The lack of a liquid market for these bonds could decrease a Meeder Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

PFG Meeder Tactical Strategy Fund | Derivatives Risk [Member]

●	Derivatives Risk. A small investment in derivatives could have a potentially magnified impact on the investment. The use of derivatives involves risks possibly greater than the risks associated with investing directly in the underlying assets. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value. There is risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.

PFG Meeder Tactical Strategy Fund | Small Capitalization Risk [Member]

●	Small Capitalization Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Tactical Income Strategy Fund
FUND SUMMARY – PFG Tactical Income Strategy Fund
Investment Objective:
The Fund seeks current income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Tactical Income Strategy Fund PFG Tactical Income Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Tactical Income Strategy Fund PFG Tactical Income Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	1.03%	[1]
Total Annual Fund Operating Expenses	3.08%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.02%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) brokerage fees and commissions, (ii) acquired fund fees and expenses, (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Tactical Income Strategy Fund | PFG Tactical Income Strategy Fund Class R Shares | USD ($)	308	942	1,601	3,365

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by primarily investing in the shares of exchange traded funds (“ETFs”) and open-end investment companies (“Underlying Funds”) with each Underlying Fund investing primarily in, or are otherwise exposed to, domestic and foreign fixed income securities or equity securities that pay dividends. Fixed income securities may be of any maturity or credit rating, including high-yield bonds (also known as “junk bonds”). The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). Equity securities may be issued by domestic or foreign issuers and may be of any market capitalization. The Fund operates as a fund of funds.

Pacific Financial Group, LLC ( the “Adviser”) intends to take a tactical approach to managing the Fund. If the Adviser believes that the market conditions are unfavorable for having investment exposure to fixed income securities or dividend-paying equity securities, the Adviser may allocate the Fund’s assets into money market funds or other cash equivalents. During such unfavorable market conditions, the Fund may invest up to 100% of its net assets in money market funds or other cash equivalents. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

In selecting Underlying Funds to purchase or sell on behalf of the Fund, the Adviser utilizes research services provided by Counterpoint Mutual Funds, LLC (“Counterpoint”) and by Janus Capital Management LLC, an indirect wholly-owned subsidiary of Janus Henderson Group plc (“Janus”), including data and analysis about mutual funds and exchange-traded funds managed by (i) Counterpoint (“Counterpoint Underlying Funds”), (ii) Janus (“Janus Underlying Funds”); and (iii) Other Underlying Funds.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 20%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 20% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Counterpoint Underlying Funds, Janus Underlying Funds, Other Underlying Funds, and the securities held such Underlying Funds.

●	Emerging Markets Risk. The Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by an Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. An Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in the Meeder Underlying Funds or Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Underlying Funds, Other Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks. Because the Fund may have substantial investment exposure to Underlying Funds which primarily invest in high yield bonds, the Fund may experience more volatility than other funds with less such exposure. Further, the Fund’s concentration in investing a substantial portion of the Fund’s assets in Counterpoint Underlying Funds and Janus Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2023	7.25%
Worst Quarter:	2nd Quarter 2022	(7.72)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was 3.73%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - PFG Tactical Income Strategy Fund		Label	1 Year	Since Inception	Inception Date
PFG Tactical Income Strategy Fund Class R Shares		Return before taxes	9.96%	3.43%	May 01, 2020
PFG Tactical Income Strategy Fund Class R Shares | Return after taxes on distributions	[1]		9.27%	1.79%
PFG Tactical Income Strategy Fund Class R Shares | Return after taxes on distributions and sale of Fund shares	[1]		6.19%	2.21%
Morningstar Moderately Conservative Target Risk Index (Total Return)	[2]		10.89%	4.76%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 40% global equity exposure and 60% global bond exposure. Investors cannot invest directly in an index.

PFG Tactical Income Strategy Fund | Equity Risk [Member]

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG Tactical Income Strategy Fund | ETF Risk [Member]

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG Tactical Income Strategy Fund | Fixed Income Securities Risk [Member]

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by an Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

PFG Tactical Income Strategy Fund | Foreign Risk [Member]

●	Foreign Risk. An Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG Tactical Income Strategy Fund | Management Risk [Member]

●	Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Underlying Funds, Other Underlying Funds, or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the portfolio manager’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

PFG Tactical Income Strategy Fund | Market and Geopolitical Risk [Member]

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG Tactical Income Strategy Fund | Portfolio Turnover Risk [Member]

●	Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

PFG Tactical Income Strategy Fund | RiskPro Risk [Member]

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG Tactical Income Strategy Fund | Sector Risk [Member]

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG Tactical Income Strategy Fund | Underlying Funds Risk [Member]

●	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may also be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks. Because the Fund may have substantial investment exposure to Underlying Funds which primarily invest in high yield bonds, the Fund may experience more volatility than other funds with less such exposure. Further, the Fund’s concentration in investing a substantial portion of the Fund’s assets in Counterpoint Underlying Funds and Janus Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG Tactical Income Strategy Fund | Emerging Markets Risk [Member]

●	Emerging Markets Risk. The Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

PFG Tactical Income Strategy Fund | Large Capitalization Stock Risk [Member]

●	Large Capitalization Stock Risk. The Fund’s investments in the Meeder Underlying Funds or Other Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG Tactical Income Strategy Fund | High Yield Bond Risk [Member]

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price, potentially resulting in losses for the Fund.

PFG Tactical Income Strategy Fund | Medium CapitalizationEquity Risk [Member]

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Tactical Income Strategy Fund | Small Capitalization Risk [Member]

●	Small Capitalization Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG PIMCO Active Core Bond Strategy Fund
FUND SUMMARY – PFG PIMCO Active Core Bond Strategy Fund
Investment Objective:
The Fund seeks income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG PIMCO Active Core Bond Strategy Fund PFG PIMCO Active Core Bond Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG PIMCO Active Core Bond Strategy Fund PFG PIMCO Active Core Bond Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.67%	[1]
Total Annual Fund Operating Expenses	2.72%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.66%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) brokerage fees and commissions, (ii) acquired fund fees and expenses, (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG PIMCO Active Core Bond Strategy Fund | PFG PIMCO Active Core Bond Strategy Fund Class R | USD ($)	269	826	1,410	2,993

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds or exchange-traded funds (“ETFs”) managed by Pacific Investment Management Company LLC (“PIMCO”), under normal circumstances (“PIMCO Underlying Funds”). The balance of the Fund’s net assets will be invested in PIMCO Underlying Funds or mutual funds or ETFs managed by advisers other than PIMCO (“Other Underlying Funds”), under normal market circumstances. At least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in PIMCO Underlying Funds and Other Underlying Funds that invest primarily in bond instruments. The Fund operates as a fund of funds.

In selecting PIMCO Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by PIMCO, including data and analysis about the PIMCO Underlying Funds and Other Underlying Funds.

The Adviser invests in PIMCO Underlying Funds and Other Underlying Funds that invest primarily in fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds). The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). The percentage of the Fund’s assets allocated to fixed-income securities, and cash equivalents will vary dependent on market conditions. In selecting PIMCO Underlying Funds and Other Underlying Funds, the Adviser may also utilize information regarding a model portfolio of PIMCO Funds provided at no charge by PIMCO, although the Adviser is solely responsible for selecting the PIMCO Funds and Other Underlying Funds in which the Fund invests. PIMCO is not the adviser or sub-adviser to the Fund. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in PIMCO Underlying Funds and Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific PIMCO Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 13%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 13% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in PIMCO Underlying Funds, Other Underlying Funds and the securities held by such Underlying Funds.

●	Derivatives Risk. A small investment in derivatives could have a potentially magnified impact on the investment. The use of derivatives involves risks possibly greater than the risks associated with investing directly in the underlying assets. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value. There is risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.

●	Emerging Markets. A PIMCO Underlying Fund or Other Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund or by a PIMCO Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a PIMCO Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the PIMCO Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease a PIMCO Underlying Fund’s share price.

●	Leverage Risk. The use of leverage typically used in futures contracts or forward currency contracts, may magnify the fund’s gains or losses. Derivatives have a leverage component, adverse changes in the value or level of the underlying asset or reference rate can result in a loss substantially greater than the amount invested in the derivative itself.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular PIMCO Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of PIMCO Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, international conflicts, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Portfolio Turnover Risk. As a Fund principally investing in PIMCO Underlying Funds, higher portfolio turnover within the PIMCO Underlying Funds and Other Underlining Funds will result in higher transactional and brokerage costs for the PIMCO Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in PIMCO Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the PIMCO Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the PIMCO Underlying Funds or Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Underlying Funds Risk. The PIMCO Underlying Funds or Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the PIMCO Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the PIMCO Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each PIMCO Underlying Fund or Other Underlying Funds. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in PIMCO Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Best Quarter:	4th Quarter 2023	5.55%
Worst Quarter:	2nd Quarter 2022	(6.38)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was 0.24%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - PFG PIMCO Active Core Bond Strategy Fund		Label	1 Year	5 Years	Since Inception	Inception Date
PFG PIMCO Active Core Bond Strategy Fund Class R		Return before taxes	5.42%	0.12%	(0.29%)	Dec. 11, 2017
PFG PIMCO Active Core Bond Strategy Fund Class R | Return after taxes on distributions	[1]		4.20%	(0.97%)	(1.26%)
PFG PIMCO Active Core Bond Strategy Fund Class R | Return after taxes on distributions and sale of Fund shares	[1]		3.21%	(0.29%)	(0.56%)
Bloomberg U.S. Aggregate Bond Index	[2]		5.53%	1.10%	0.95%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index or benchmark.

PFG PIMCO Active Core Bond Strategy Fund | ETF Risk [Member]

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG PIMCO Active Core Bond Strategy Fund | Fixed Income Securities Risk [Member]

●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund or by a PIMCO Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Current conditions have resulted in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a PIMCO Underlying Fund. As a result, for the present, interest rate risk may be heightened.

PFG PIMCO Active Core Bond Strategy Fund | Foreign Risk [Member]

●	Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG PIMCO Active Core Bond Strategy Fund | Management Risk [Member]

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular PIMCO Underlying Funds, Other Underlying Funds, or securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of PIMCO Underlying Funds and Other Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

PFG PIMCO Active Core Bond Strategy Fund | Market and Geopolitical Risk [Member]

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, international conflicts, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG PIMCO Active Core Bond Strategy Fund | Mortgage and Asset-Backed Security Risk [Member]

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

PFG PIMCO Active Core Bond Strategy Fund | Portfolio Turnover Risk [Member]

●	Portfolio Turnover Risk. As a Fund principally investing in PIMCO Underlying Funds, higher portfolio turnover within the PIMCO Underlying Funds and Other Underlining Funds will result in higher transactional and brokerage costs for the PIMCO Underlying Funds and Other Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

PFG PIMCO Active Core Bond Strategy Fund | RiskPro Risk [Member]

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in PIMCO Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the PIMCO Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the PIMCO Underlying Funds or Other Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG PIMCO Active Core Bond Strategy Fund | Sector Risk [Member]

●	Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG PIMCO Active Core Bond Strategy Fund | Underlying Funds Risk [Member]

●	Underlying Funds Risk. The PIMCO Underlying Funds or Other Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the PIMCO Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the PIMCO Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each PIMCO Underlying Fund or Other Underlying Funds. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in PIMCO Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG PIMCO Active Core Bond Strategy Fund | High Yield Bond Risk [Member]

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the PIMCO Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease a PIMCO Underlying Fund’s share price.

PFG PIMCO Active Core Bond Strategy Fund | Derivatives Risk [Member]

●	Derivatives Risk. A small investment in derivatives could have a potentially magnified impact on the investment. The use of derivatives involves risks possibly greater than the risks associated with investing directly in the underlying assets. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value. There is risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.

PFG PIMCO Active Core Bond Strategy Fund | Emerging Markets [Member]

●	Emerging Markets. A PIMCO Underlying Fund or Other Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

PFG PIMCO Active Core Bond Strategy Fund | Leverage Risk [Member]

●	Leverage Risk. The use of leverage typically used in futures contracts or forward currency contracts, may magnify the fund’s gains or losses. Derivatives have a leverage component, adverse changes in the value or level of the underlying asset or reference rate can result in a loss substantially greater than the amount invested in the derivative itself.

PFG Global Equity Index Strategy Fund
FUND SUMMARY – PFG Global Equity INDEX Strategy Fund
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Global Equity Index Strategy Fund PFG Global Equity Index Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Global Equity Index Strategy Fund PFG Global Equity Index Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.08%	[1]
Total Annual Fund Operating Expenses	2.13%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.07%
[1]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
PFG Global Equity Index Strategy Fund | PFG Global Equity Index Strategy Fund Class R | USD ($)	221	695

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has only recently commenced operations, and therefore, does not have any portfolio turnover history.

Principal Investment Strategies:

The Fund, under normal circumstances, will invest least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds (“ETFs”) that are passively managed and seek to track a specific index consisting of either or both U.S. and foreign equity securities of any capitalization (“Underlying Funds”), in order to obtain exposure to the broad global equity market. The Fund is an actively managed fund and does not seek to track any particular index. Equity investments will include U.S. equity securities, foreign equity securities, and emerging market equity securities. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index, an index that tracks broad based global equity markets comprising 23 developed countries and 25 emerging markets. The Fund considers foreign issuers to be those that are domiciled outside of the U.S. The Fund operates as a fund of funds. The Fund’s target allocation, under normal circumstances, will be 50% to 70% in U.S. equity indices, 30% to 50% in international equity indices, The Fund operates as a fund of funds.

In selecting Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) will utilize informationabout equity model portfolios offered by various institutional strategists. The Adviser will be responsible for deciding which Underlying Funds to purchase and sell on behalf of the Fund.

To achieve the Fund’s objective, the Adviser intends to utilize a strategic asset allocation approach, which focuses on long-term growth based on long-term returns, risk, and correlation forecasts. The Fund’s investment approach will utilize a blend of quantitative tools with qualitative analysis to assess the investment landscape to determine asset allocation. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of Underlying Funds.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a gain or loss of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

●	Commodities Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

●	Emerging Markets Risk. A Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risk. The Fund invests 80% of its assets in Underlying Funds that are ETFs and, as a result, is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Underlying Funds’ shares may not be developed or maintained. If the Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Underlying Funds’ shares may, in turn, lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

●	Foreign Risk. An Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Index Risk. The Underlying Funds in which the Fund invests may track an underlying index. The performance of each Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Underlying Fund. Any variance in performance between the respective Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Large Capitalization Equity Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Underlying Funds or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Underlying Funds may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. The Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

PFG Global Equity Index Strategy Fund | Equity Risk [Member]

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG Global Equity Index Strategy Fund | ETF Risk [Member]

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG Global Equity Index Strategy Fund | Foreign Risk [Member]

●	Foreign Risk. An Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG Global Equity Index Strategy Fund | Management Risk [Member]

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Underlying Funds or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Underlying Funds may not prove accurate with respect to economic and market forecasts.

PFG Global Equity Index Strategy Fund | Market and Geopolitical Risk [Member]

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG Global Equity Index Strategy Fund | RiskPro Risk [Member]

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG Global Equity Index Strategy Fund | Sector Risk [Member]

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG Global Equity Index Strategy Fund | Underlying Funds Risk [Member]

●	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG Global Equity Index Strategy Fund | Emerging Markets Risk [Member]

●	Emerging Markets Risk. A Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

PFG Global Equity Index Strategy Fund | ETF Structure Risk [Member]

●	ETF Structure Risk. The Fund invests 80% of its assets in Underlying Funds that are ETFs and, as a result, is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Underlying Funds’ shares may not be developed or maintained. If the Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Underlying Funds’ shares may, in turn, lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of a Underlying Funds’ underlying securities trade in a market that is closed when the market for the Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

PFG Global Equity Index Strategy Fund | Trading Issues [Member]

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Underlying Funds’ shares may not be developed or maintained. If the Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

PFG Global Equity Index Strategy Fund | Liquidity Risk [Member]

○	Liquidity Risk. In stressed market conditions, the market for the Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Underlying Funds’ shares may, in turn, lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

PFG Global Equity Index Strategy Fund | Cash Transaction Risk [Member]

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

PFG Global Equity Index Strategy Fund | Market Price Variance Risk [Member]

○	Market Price Variance Risk. When all or a portion of a Underlying Funds’ underlying securities trade in a market that is closed when the market for the Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

PFG Global Equity Index Strategy Fund | Index Risk [Member]

●	Index Risk. The Underlying Funds in which the Fund invests may track an underlying index. The performance of each Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Underlying Fund. Any variance in performance between the respective Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

PFG Global Equity Index Strategy Fund | Passive Investment Risk [Member]

●	Passive Investment Risk. The Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and generally does not attempt to take defensive positions under any market conditions, including declining markets.

PFG Global Equity Index Strategy Fund | Aggressive Strategy Risk [Member]

●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

PFG Global Equity Index Strategy Fund | Commodity Sector Risk [Member]

●	Commodities Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

PFG Global Equity Index Strategy Fund | Large Capitalization Equity Risk [Member]

●	Large Capitalization Equity Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG Global Equity Index Strategy Fund | Medium CapitalizationEquity Risk [Member]

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Global Equity Index Strategy Fund | Small Capitalization Equity Risk [Member]

●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG US Equity Index Strategy Fund
FUND SUMMARY – PFG US Equity INDEX Strategy Fund
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page 105 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG US Equity Index Strategy Fund PFG US Equity Index Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG US Equity Index Strategy Fund PFG US Equity Index Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.09%	[1]
Total Annual Fund Operating Expenses	2.14%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.08%
[1]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
PFG US Equity Index Strategy Fund | PFG US Equity Index Strategy Fund Class R | USD ($)	219	688

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has only recently commenced operations, and therefore, does not have any portfolio turnover history.

Principal Investment Strategies:

The Fund, under normal circumstances, will invest least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in mutual funds and exchange traded funds (“ETFs”) that are passively managed and seek to track a specific index consisting of U.S. equity securities of any capitalization (“Underlying Funds”), in order to obtain exposure to the U.S. equity market. The Fund is an actively managed fund and does not seek to track any particular index. The Fund operates as a fund of funds.

In selecting Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) will utilize information about equity model portfolios offered by various institutional strategists. The Adviser will be responsible for deciding which Underlying Funds to purchase and sell on behalf of the Fund.

In selecting Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) will utilize information about equity model portfolios offered by various institutional strategists. The Adviser will be responsible for deciding which Underlying Funds to purchase and sell on behalf of the Fund.

To achieve the Fund’s objective, the Adviser intends to focus on Underlying Funds that invest in U.S. equity indices that the Adviser believes will produce enhanced risk-adjusted returns, in light of market circumstances. The Adviser intends to invest in Underlying Funds that are passively managed and that are designed to track a specific U.S. equity index. U.S. equity indices will include those that are focused on specific market capitalizations, specific investment styles (for example, growth or value), or limits on expected volatility. There are no restrictions on the type of U.S. equity index that the Adviser may choose to invest in. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of Underlying Funds. The Fund utilizes a strategic asset allocation approach that focuses on long-term growth based on long-term returns, risk and correlation forecasts. The Fund’s target allocation will be 100% equity investment exposure, with a target of 100% in U.S. equities. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of Underlying Funds.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a gain or loss of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risk. The Fund may invest a substantial portion of of its assets in Underlying Funds that are ETFs and, as a result. is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Underlying Funds’ shares may not be developed or maintained. If the Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Underlying Funds’ shares may, in turn, lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of a Underlying Funds’ underlying securities trade in a market that is closed when the market for the Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

●	Index Risk. The Underlying Funds in which the Fund invests may track an underlying index. The performance of each Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Underlying Fund. Any variance in performance between the respective Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Large Capitalization Equity Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Underlying Funds or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Underlying Funds may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. The Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

PFG US Equity Index Strategy Fund | Equity Risk [Member]
●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG US Equity Index Strategy Fund | ETF Risk [Member]
●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG US Equity Index Strategy Fund | Management Risk [Member]
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Underlying Funds or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Underlying Funds may not prove accurate with respect to economic and market forecasts.

PFG US Equity Index Strategy Fund | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG US Equity Index Strategy Fund | RiskPro Risk [Member]
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG US Equity Index Strategy Fund | Sector Risk [Member]
●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG US Equity Index Strategy Fund | Underlying Funds Risk [Member]
●	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG US Equity Index Strategy Fund | ETF Structure Risk [Member]
●	ETF Structure Risk. The Fund may invest a substantial portion of of its assets in Underlying Funds that are ETFs and, as a result. is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Underlying Funds’ shares may not be developed or maintained. If the Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Underlying Funds’ shares may, in turn, lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of a Underlying Funds’ underlying securities trade in a market that is closed when the market for the Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

PFG US Equity Index Strategy Fund | Trading Issues [Member]
○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Underlying Funds’ shares may not be developed or maintained. If the Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

PFG US Equity Index Strategy Fund | Liquidity Risk [Member]
○	Liquidity Risk. In stressed market conditions, the market for the Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Underlying Funds’ shares may, in turn, lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

PFG US Equity Index Strategy Fund | Cash Transaction Risk [Member]
○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

PFG US Equity Index Strategy Fund | Market Price Variance Risk [Member]
○	Market Price Variance Risk. When all or a portion of a Underlying Funds’ underlying securities trade in a market that is closed when the market for the Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

PFG US Equity Index Strategy Fund | Index Risk [Member]
●	Index Risk. The Underlying Funds in which the Fund invests may track an underlying index. The performance of each Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Underlying Fund. Any variance in performance between the respective Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

PFG US Equity Index Strategy Fund | Passive Investment Risk [Member]
●	Passive Investment Risk. The Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and generally does not attempt to take defensive positions under any market conditions, including declining markets.

PFG US Equity Index Strategy Fund | Aggressive Strategy Risk [Member]
●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

PFG US Equity Index Strategy Fund | Large Capitalization Equity Risk [Member]
●	Large Capitalization Equity Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG US Equity Index Strategy Fund | Medium CapitalizationEquity Risk [Member]
●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG US Equity Index Strategy Fund | Small Capitalization Equity Risk [Member]
●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.